Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 31, 2013	Dec. 31, 2012
Document Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	PH
Entity Registrant Name	PARKER HANNIFIN CORP
Entity Central Index Key	0000076334
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		149,179,343
Entity Public Float			$ 12,682,757,883

Consolidated Statement of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Net sales	$ 13,015,704	$ 13,145,942	$ 12,345,870
Cost of sales	10,086,675	9,958,337	9,387,457
Gross profit	2,929,029	3,187,605	2,958,413
Selling, general and administrative expenses	1,554,973	1,519,316	1,467,773
Interest expense	91,552	92,790	99,704
Other expense (income), net	(18,198)	1,295	(15,075)
(Gain) loss on disposal of assets	(10,299)	(2,494)	(7,710)
Income before income taxes	1,311,001	1,576,698	1,413,721
Income taxes (Note 4)	362,217	421,206	356,571
Net Income	948,784	1,155,492	1,057,150
Less: Noncontrolling interest in subsidiaries' earnings	357	3,669	8,020
Net Income Attributable to Common Shareholders	$ 948,427	$ 1,151,823	$ 1,049,130
Earnings per Share Attributable to Common Shareholders (Note 5)
Basic earnings per share	$ 6.36	$ 7.62	$ 6.51
Diluted earnings per share	$ 6.26	$ 7.45	$ 6.37

Consolidated Statement of Comprehensive Income Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net income	$ 948,784	$ 1,155,492	$ 1,057,150
Less: Noncontrolling interest in subsidiaries' earnings	357	3,669	8,020
Net Income Attributable to Common Shareholders	948,427	1,151,823	1,049,130
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(18,974)	(392,742)	512,081
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	325,066	(597,979)	253,603
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	204	204	212
Other Comprehensive Income (Loss), Net of Tax	306,296	(990,517)	765,896
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(1,771)	(25,607)	8,325
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	308,067	(964,910)	757,571
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 1,256,494	$ 186,913	$ 1,806,701

Consolidated Statement of Comprehensive Income Consolidated Statement of Comprehensive Income (Paranthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Statement of Other Comprehensive Income (Paranthetical) [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	$ 1,239	$ (11,530)	$ 12,675
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	(195,884)	330,984	(144,108)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	$ (101)	$ (102)	$ (119)

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Current Assets
Cash and cash equivalents	$ 1,781,412	$ 838,317
Accounts receivable, net (Note 1)	2,062,745	1,992,284
Inventories (Notes 1 and 6):
Finished products	531,897	576,291
Work in process	733,025	692,042
Raw materials	112,483	132,399
Inventory, Net, Total	1,377,405	1,400,732
Prepaid expenses	182,669	137,429
Deferred income taxes (Notes 1 and 4)	126,955	129,352
Total Current Assets	5,531,186	4,498,114
Plant and equipment (Note 1):
Land and land improvements	316,360	300,852
Buildings and building equipment	1,431,358	1,401,234
Machinery and equipment	3,131,077	3,051,684
Construction in progress	120,506	95,459
Property, Plant and Equipment, Gross, Total	4,999,301	4,849,229
Less accumulated depreciation	3,191,061	3,129,261
Property, Plant and Equipment, Net, Total	1,808,240	1,719,968
Investments and other assets (Note 1)	687,458	931,126
Intangible assets, net (Notes 1 and 7)	1,290,499	1,095,218
Goodwill (Notes 1 and 7)	3,223,515	2,925,856
Total Assets	12,540,898	11,170,282
Current Liabilities
Notes payable and long-term debt payable within one year (Notes 8 and 9)	1,333,826	225,589
Accounts payable, trade	1,156,002	1,194,684
Accrued payrolls and other compensation	426,996	463,889
Accrued domestic and foreign taxes	136,079	153,809
Other accrued liabilities	467,300	448,042
Total Current Liabilities	3,520,203	2,486,013
Long-term debt (Note 9)	1,495,960	1,503,946
Pensions and other postretirement benefits (Note 10)	1,372,437	1,909,755
Deferred income taxes (Notes 1 and 4)	102,920	88,091
Other liabilities	307,897	276,747
Total Liabilities	6,799,417	6,264,552
Shareholders' Equity
Serial preferred stock, $.50 par value, authorized 3,000,000 shares; none issued
Common stock, $.50 par value, authorized 600,000,000 shares; issued 181,046,128 shares in 2012 and 2011	90,523	90,523
Additional capital	608,752	640,249
Retained earnings	8,421,270	7,787,175
Accumulated other comprehensive (loss)	(1,107,833)	(1,415,900)
Treasury shares at cost: 31,415,530 in 2012 and 25,955,619 in 2011	(2,274,286)	(2,205,532)
Total Shareholders' Equity	5,738,426	4,896,515
Noncontrolling interests	3,055	9,215
Total Equity	5,741,481	4,905,730
Total Liabilities and Equity	$ 12,540,898	$ 11,170,282

Consolidated Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Statement of Financial Position [Abstract]
Serial preferred stock, par value	$ 0.5	$ 0.5
Serial preferred stock, authorized	3,000,000	3,000,000
Serial preferred stock, issued	0	0
Common stock, par value	$ 0.5	$ 0.5
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	181,046,128	181,046,128
Treasury shares, shares	31,757,604	31,415,530

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash Flows From Operating Activities
Net income	$ 948,784	$ 1,155,492	$ 1,057,150
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	213,722	210,508	229,238
Amortization	121,902	111,421	110,562
Stock incentive plan compensation	84,996	80,935	73,238
Deferred income taxes	(1,368)	(56,452)	20,715
Foreign currency transaction loss (gain)	19,497	4,300	10,470
(Gain) loss on disposal of assets	2,746	(2,494)	(7,710)
Gain (Loss) on Sale of Business	(14,637)	0	0
Changes in assets and liabilities, net of effects from acquisitions:
Accounts receivable	(21,206)	(91,091)	(259,752)
Inventories	98,518	(28,333)	(139,062)
Prepaid expenses	(47,451)	(26,981)	6,477
Other assets	(16,007)	(6,578)	(39,118)
Accounts payable, trade	(66,082)	59,692	228,164
Accrued payrolls and other compensation	(45,771)	16,003	75,405
Accrued domestic and foreign taxes	(17,054)	(70,302)	53,424
Other accrued liabilities	(62,728)	33,512	(27,726)
Pensions and other postretirement benefits	(16,691)	123,944	(281,285)
Other liabilities	9,765	16,809	56,743
Net cash provided by operating activities	1,190,935	1,530,385	1,166,933
Cash Flows From Investing Activities
Acquisitions (less cash acquired)	(621,144)	(156,256)	(60,227)
Capital expenditures	(265,896)	(218,817)	(207,294)
Proceeds from disposal of assets	25,047	20,404	32,289
Proceeds from Divestiture of Businesses	73,515	0	0
Other	(21,367)	(21,099)	(9,706)
Net cash (used in) investing activities	(809,845)	(375,768)	(244,938)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	32,204	10,599	25,862
(Payments for) common shares	(258,007)	(456,969)	(693,096)
Tax benefit from stock incentive plan compensation	66,030	16,107	42,823
Acquisition of noncontrolling interests	(1,091)	(147,441)	0
(Payments for) notes payable, net	1,319,524	(1,961)	(18,908)
Proceeds from long-term borrowings	3,768	73,556	291,683
(Payments for) long-term borrowings	(331,245)	(76,757)	(358,058)
Dividends paid	(255,009)	(240,654)	(206,084)
Net cash (used in) financing activities	576,174	(823,520)	(915,778)
Effect of exchange rate changes on cash	(14,169)	(150,246)	75,723
Net increase in cash and cash equivalents	943,095	180,851	81,940
Cash and cash equivalents at beginning of year	838,317	657,466	575,526
Cash and cash equivalents at end of year	1,781,412	838,317	657,466
Cash paid during the year for:
Interest	88,084	91,677	99,227
Income taxes	$ 311,988	$ 494,378	$ 203,539

Consolidated Statement of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Acquisitions, cash acquired	$ 33,932	$ 19,161	$ 385

Consolidated Statement of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Capital	Retained Earnings	Accumulated Other Comprehensive (Loss)	Treasury Shares	Noncontrolling Interests
Beginning Balance at Jun. 30, 2010	$ 4,459,400	$ 90,523	$ 637,442	$ 6,086,545	$ (1,208,561)	$ (1,237,984)	$ 91,435
Net income	1,057,150			1,049,130			8,020
Other Comprehensive Income (Loss), Net of Tax	765,896				757,571		8,325
Dividends paid	(206,084)			(202,786)			(3,298)
Stock incentive plan activity	105,070		30,890	(41,482)		115,662
Shares purchased at cost	(693,096)					(693,096)
Ending Balance at Jun. 30, 2011	5,488,336	90,523	668,332	6,891,407	(450,990)	(1,815,418)	104,482
Net income	1,155,492			1,151,823			3,669
Other Comprehensive Income (Loss), Net of Tax	(990,517)				(964,910)		(25,607)
Dividends paid	(240,654)			(233,168)			(7,486)
Stock incentive plan activity	87,911		45,532	(22,887)		65,266
Shares purchased at cost	(455,380)					(455,380)
Acquisition activity	(139,458)		(73,615)				(65,843)
Ending Balance at Jun. 30, 2012	4,905,730	90,523	640,249	7,787,175	(1,415,900)	(2,205,532)	9,215
Net income	948,784			948,427			357
Other Comprehensive Income (Loss), Net of Tax	306,296				308,067		(1,771)
Dividends paid	(255,009)			(254,283)			(726)
Stock incentive plan activity	93,696		(34,678)	(60,049)		188,423
Shares purchased at cost	(257,177)					(257,177)
Acquisition activity	(839)		3,181				(4,020)
Ending Balance at Jun. 30, 2013	$ 5,741,481	$ 90,523	$ 608,752	$ 8,421,270	$ (1,107,833)	$ (2,274,286)	$ 3,055

Business Segment Information	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Business Segment Information
Business Segment Information
By Industry

(Dollars in thousands)	2013	2012	2011
Net Sales:
Industrial:
North America	$5,050,604	$5,041,106	$4,516,510
International	4,867,758	5,034,249	4,917,007
Aerospace	2,267,715	2,102,747	1,921,984
Climate & Industrial Controls	829,627	967,840	990,369
	$13,015,704	$13,145,942	$12,345,870
Segment Operating Income:
Industrial:
North America	$845,225	$895,010	$745,544
International	583,747	733,123	754,222
Aerospace	280,286	290,135	247,126
Climate & Industrial Controls	82,227	84,274	76,134
Total segment operating income	1,791,485	2,002,542	1,823,026
Corporate administration	185,767	193,367	163,868
Income before interest expense and other	1,605,718	1,809,175	1,659,158
Interest expense	91,552	92,790	99,704
Other expense	203,165	139,687	145,733
Income before income taxes	$1,311,001	$1,576,698	$1,413,721

Assets:
Industrial	$8,779,858	$7,991,498	$8,413,552
Aerospace	1,139,967	1,033,449	995,026
Climate & Industrial Controls	608,169	704,596	724,966
Corporate (a)	2,012,904	1,440,739	753,261
	$12,540,898	$11,170,282	$10,886,805

Property Additions (b):
Industrial	$306,060	$211,778	$147,929
Aerospace	20,838	19,651	18,012
Climate & Industrial Controls	6,332	8,094	8,234
Corporate	7,105	8,223	38,495
	$340,335	$247,746	$212,670

Depreciation:
Industrial	$177,296	$171,131	$186,057
Aerospace	19,498	19,395	20,035
Climate & Industrial Controls	9,718	11,722	12,895
Corporate	7,210	8,260	10,251
	$213,722	$210,508	$229,238

(Dollars in thousands)	2013	2012	2011
By Geographic Area (c)
Net Sales:
North America	$7,844,552	$7,830,517	$7,151,390
International	5,171,152	5,315,425	5,194,480
	$13,015,704	$13,145,942	$12,345,870
Long-Lived Assets:
North America	$871,958	$867,159	$864,287
International	936,282	852,809	932,892
	$1,808,240	$1,719,968	$1,797,179

The accounting policies of the business segments are the same as those described in the Significant Accounting Policies footnote except that the business segment results are prepared on a basis that is consistent with the manner in which the Company’s management disaggregates financial information for internal review and decision-making.

(a)
Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

(b)	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2013 - $74,439; 2012 - $28,929; 2011 - $5,376).

(c)
Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.

Significant Accounting Policies	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
The significant accounting policies followed in the preparation of the accompanying consolidated financial statements are summarized below.
Nature of Operations - The Company is a leading worldwide diversified manufacturer of motion and control technologies and systems, providing precision engineered solutions for a wide variety of mobile, industrial and aerospace markets. The Company evaluates performance based on segment operating income before corporate and administrative expenses, interest expense and income taxes.
As of June 30, 2013, the Company operated in three business segments: Industrial, Aerospace and Climate & Industrial Controls. The Industrial Segment is an aggregation of several business units, which manufacture motion-control and fluid power system components for builders and users of various types of manufacturing, packaging, processing, transportation, agricultural, construction, and military vehicles and equipment. Industrial Segment products are marketed primarily through field sales employees and independent distributors. The Industrial North American operations have manufacturing plants and distribution networks throughout the United States, Canada and Mexico and primarily service North America. The Industrial International operations provide Parker products and services to 46 countries throughout Europe, Asia Pacific, Latin America, the Middle East and Africa.
The Aerospace Segment produces hydraulic, fuel, pneumatic and electro-mechanical systems and components, which are utilized on virtually every domestic commercial, military and general aviation aircraft and also performs a vital role in naval vessels and land-based weapons systems. This Segment serves original equipment and maintenance, repair and overhaul customers worldwide. Aerospace Segment products are marketed by field sales employees and are sold directly to manufacturers and end users.
The Climate & Industrial Controls Segment manufactures motion-control systems and components for use primarily in the refrigeration and air conditioning and transportation industries. The products in the Climate & Industrial Controls Segment are marketed primarily through field sales employees and independent distributors. Effective July 1, 2013, the businesses of the Climate & Industrial Controls Segment will be consolidated into various business units of the Industrial Segment. As a result of this consolidation and resulting change in management structure, beginning in fiscal 2014, the Company will have two reporting segments: Diversified Industrial and Aerospace Systems.
See the table of Business Segment Information “By Industry” and “By Geographic Area” on pages 13-15 and 13-16 for further disclosure of business segment information.
There are no individual customers to whom sales are more than three percent of the Company's consolidated sales. Due to the diverse group of customers throughout the world the Company does not consider itself exposed to any concentration of credit risks.
The Company manufactures and markets its products throughout the world. Although certain risks and uncertainties exist, the diversity and breadth of the Company's products and geographic operations mitigate the risk that adverse changes with respect to any particular product and geographic operation would materially affect the Company's operating results.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Consolidation - The consolidated financial statements include the accounts of all majority-owned domestic and foreign subsidiaries. All intercompany transactions and profits have been eliminated in the consolidated financial statements. The Company does not have off-balance sheet arrangements. Within the Business Segment Information, intersegment and interarea sales have been eliminated.
Revenue Recognition - Revenue is recognized when persuasive evidence of an arrangement exists, product has shipped and the risks and rewards of ownership have transferred or services have been rendered, the price to the customer is fixed and determinable and collectibility is reasonably assured, which is generally at the time the product is shipped. Shipping and handling costs billed to customers are included in net sales and the related costs in cost of sales.

Long-term Contracts - The Company enters into long-term contracts primarily for the production of aerospace products. For financial statement purposes, revenues are primarily recognized using the percentage-of-completion method. The extent of progress toward completion is primarily measured using the units-of-delivery method. Unbilled costs on these contracts are included in inventory. Progress payments are netted against the inventory balances. The Company estimates costs to complete long-term contracts for purposes of evaluating and establishing contract reserves. Adjustments to cost estimates are made on a consistent basis and a contract reserve is established when the estimated costs to complete a contract exceed the expected contract revenues.
Cash - Cash equivalents consist of short-term highly liquid investments, with a three-month or less maturity, carried at cost plus accrued interest, which are readily convertible into cash.
Accounts Receivable - The accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2013	2012
Accounts receivable, trade	$1,855,644	$1,792,961
Allowance for doubtful accounts	(14,824)	(10,518)
Non-trade accounts receivable	110,394	84,872
Notes receivable	111,531	124,969
Total	$2,062,745	$1,992,284

Accounts receivable are initially recorded at their net collectible amount and are generally recorded at the time the revenue from the sales transaction is recorded. Receivables are written off to bad debt primarily when, in the judgment of the Company, the receivable is deemed to be uncollectible due to the insolvency of the debtor.
Inventories - Inventories are stated at the lower of cost or market. The majority of domestic inventories are valued by the last-in, first-out method and the balance of the Company's inventories are valued by the first-in, first-out method.
Plant, Equipment and Depreciation - Plant and equipment are recorded at cost and are depreciated principally using the straight-line method for financial reporting purposes. Depreciation rates are based on estimated useful lives of the assets, generally 40 years for buildings, 15 years for land improvements and building equipment, seven to 10 years for machinery and equipment, and three to eight years for vehicles and office equipment. Improvements, which extend the useful life of property, are capitalized, and maintenance and repairs are expensed. The Company reviews plant and equipment for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. When plant and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the appropriate accounts and any gain or loss is included in current income.
Investments and Other Assets - Investments in joint-venture companies in which ownership is 50 percent or less and in which the Company does not have operating control are stated at cost plus the Company's equity in undistributed earnings. These investments and the related earnings are not material to the consolidated financial statements. Also included in this balance sheet caption is non-current deferred income taxes of $319,586 and $571,039 at June 30, 2013 and June 30, 2012, respectively.
Goodwill - The Company conducts a formal impairment test of goodwill on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.
Intangible Assets - Intangible assets primarily include patents, trademarks and customer lists and are recorded at cost and amortized on a straight-line method. Patents are amortized over the shorter of their remaining useful or legal life. Trademarks are amortized over the estimated time period over which an economic benefit is expected to be received. Customer lists are amortized over a period based on anticipated customer attrition rates. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.
Income Taxes - Income taxes are provided based upon income for financial reporting purposes. Deferred income taxes arise from temporary differences in the recognition of income and expense for tax purposes. Tax credits and similar tax incentives are applied to reduce the provision for income taxes in the year in which the credits arise. The Company recognizes accrued interest related to unrecognized tax benefits in income tax expense. Penalties, if incurred, are recognized in income tax expense.

Product Warranty - In the ordinary course of business the Company warrants its products against defect in design, materials and workmanship over various time periods. The warranty accrual at June 30, 2013 and 2012 is immaterial to the financial position of the Company and the change in the accrual during 2013, 2012 and 2011 was immaterial to the Company's results of operations and cash flows.
Foreign Currency Translation - Assets and liabilities of most foreign subsidiaries are translated at current exchange rates, and income and expenses are translated using weighted-average exchange rates. The effects of these translation adjustments, as well as gains and losses from certain intercompany transactions, are reported in the accumulated other comprehensive (loss) component of shareholders' equity. Such adjustments will affect net income only upon sale or liquidation of the underlying foreign investments, which is not contemplated at this time. Exchange gains and losses from transactions in a currency other than the local currency of the entity involved, and translation adjustments in countries with highly inflationary economies, are included in net income.
Subsequent Events - The Company has evaluated subsequent events that have occurred through the date of filing of the Company's Annual Report on Form 10-K for the fiscal year ended June 30, 2013. No subsequent events occurred that required adjustment to these financial statements. In July 2013, final regulatory approval was received for a previously announced agreement to form a joint venture between the Company and GE Aviation. The joint venture is expected to be formed in fiscal 2014.
Recent Accounting Pronouncements - In February 2013, the Financial Accounting Standards Board (FASB) issued new accounting guidance requiring an entity to provide information about the amounts reclassified out of accumulated other comprehensive income (AOCI) by component. For items reclassified out of AOCI in their entirety, the disclosure of the income statement line where those items are reflected is also required. Cross-reference to disclosures providing additional information is required for other items not reclassified in their entirety. The guidance does not change the current requirements for reporting net income or other comprehensive income. The guidance, which must be presented prospectively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012.

Acquisitions	12 Months Ended
Jun. 30, 2013
Acquisitions
Acquisitions and Divestitures
Acquisitions - During 2013, the Company completed eight acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were $484 million. Total purchase price for the eight acquisitions was approximately $621 million in cash and $114 million in assumed debt.
During 2012, the Company completed four acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were $141 million. Total purchase price for the four acquisitions in 2012 was approximately $156 million in cash. Also during 2012, the Company purchased the outstanding shares not previously owned by the Company in two majority-owned subsidiaries. Total purchase price for the two majority-owned subsidiaries was $147 million in cash.
During 2011, the Company completed three acquisition whose aggregate sales for their most recent fiscal year prior to acquisition were $65 million. Total purchase price for the three acquisitions was approximately $61 million in cash.
The results of operations for all acquisitions are included as of the respective dates of acquisition. The initial purchase price allocation and subsequent purchase price adjustments for acquisitions in 2013, 2012 and 2011 are presented below. Some of the 2013 acquisitions are still subject to purchase price adjustments.

	2013	2012	2011
Assets:
Accounts receivable	$91,668	$24,833	$9,332
Inventories	93,915	29,102	7,908
Prepaid expenses	4,672	1,541	69
Deferred income taxes	(1,713)	5,679	468
Plant and equipment	74,439	28,929	5,376
Intangible and other assets	280,001	59,576	35,094
Goodwill	317,879	68,144	8,715
	860,861	217,804	66,962
Liabilities and equity:
Notes payable	11,920	1,887	—
Accounts payable, trade	46,596	7,189	2,440
Accrued payrolls and other compensation	12,099	3,672	765
Accrued domestic and foreign taxes	7,073	2,882	215
Other accrued liabilities	16,805	5,984	1,500
Long-term debt	102,122	4,365	—
Pensions and other postretirement benefits	2,125	11,396	—
Deferred income taxes	39,214	24,062	1,815
Other liabilities	689	111	—
Noncontrolling interests	1,074	—	—
	239,717	61,548	6,735
Net assets acquired	$621,144	$156,256	$60,227

Divestitures - During 2013, the Company completed several divestitures, the primary ones being the automotive businesses of its Mobile Climate Systems division and its Turkey refrigeration components business. Both of these businesses were part of the Climate & Industrial Control Segment and had combined revenues of approximately $158 million for their most recent fiscal year. The Company recorded a net pre-tax gain during 2013 of approximately $18 million related to these divestitures. The gain is reflected in the (gain) on disposal of assets caption in the Consolidated Statement of Income.

Charges Related to Business Realignment	12 Months Ended
Jun. 30, 2013
Restructuring and Related Activities [Abstract]
Charges Related to Business Realignment
Charges Related to Business Realignment
To structure its businesses in light of current and anticipated customer demand, the Company incurred business realignment charges in 2013, 2012 and 2011.
Business realignment charges by business segment are as follows:

	2013	2012	2011
Industrial	$11,315	$13,066	$15,427
Aerospace	—	—	1,024
Climate & Industrial Controls	919	1,255	—
Work force reductions by business segment are as follows:

	2013	2012	2011
Industrial	644	496	466
Aerospace	—	—	49
Climate & Industrial Controls	81	25	—

The charges primarily consist of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. In addition, $1,918 of severance costs for 98 people have been recognized in connection with the Company's divestiture of its Turkey refrigeration components business and is reflected in the other expense caption in the Business Segment Information for 2013. The business realignment charges in 2012 also included charges related to enhanced retirement benefits. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital.
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2013	2012	2011
Cost of sales	$8,354	$12,669	$15,276
Selling, general and administrative expenses	3,880	1,020	1,175
Other (income) expense, net	1,918	632	—

As of June 30, 2013, approximately $10 million in severance payments had been made relating to charges incurred during 2013, with the majority of the remaining payments expected to be made by March 31, 2014. All required severance payments have been made relating to charges incurred in 2012 and 2011. Additional charges to be recognized in future periods related to the realignment actions described above are not expected to be material.

Income Taxes	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income before income taxes was derived from the following sources:

	2013	2012	2011
United States	$653,622	$810,150	$681,910
Foreign	657,379	766,548	731,811
	$1,311,001	$1,576,698	$1,413,721

Income taxes include the following:

	2013	2012	2011
Federal
Current	$167,350	$255,991	$121,292
Deferred	26,523	(48,252)	34,136
Foreign
Current	176,739	191,167	193,064
Deferred	(28,472)	(29)	(24,229)
State and local
Current	19,496	30,500	21,500
Deferred	581	(8,171)	10,808
	$362,217	$421,206	$356,571

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2013	2012	2011
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.0	0.9	1.8
Foreign tax rate difference	(5.8)	(5.8)	(8.7)
Cash surrender value of life insurance	(0.7)	0.1	(0.9)
Federal manufacturing deduction	(1.0)	(1.6)	(0.9)
Research tax credit	(1.1)	(0.4)	(1.1)
Other	0.2	(1.5)	—
Effective income tax rate	27.6%	26.7%	25.2%

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities. The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2013	2012
Retirement benefits	$535,260	$751,676
Other liabilities and reserves	113,257	134,358
Long-term contracts	26,714	27,726
Stock-based incentive compensation	59,274	70,129
Loss carryforwards	286,180	175,571
Unrealized currency exchange gains and losses	14,639	9,057
Inventory	15,570	18,535
Foreign tax credit carryforward	25,195	19,079
Depreciation and amortization	(527,860)	(480,791)
Valuation allowance	(273,413)	(176,079)
Net deferred tax asset	$274,816	$549,261
Change in net deferred tax asset:
Provision for deferred tax	$1,368	$56,452
Items of other comprehensive (loss)	(194,746)	319,352
Acquisitions and other	(81,067)	(16,160)
Total change in net deferred tax	$(274,445)	$359,644

At June 30, 2013, the Company had recorded deferred tax assets of $286,180 resulting from $1,012,448 in loss carryforwards. A valuation allowance of $256,124 related to the loss carryforwards has been established due to the uncertainty of realizing certain deferred tax assets. Of this valuation allowance, $244,484, relates to non-operating entities whose loss carryforward utilization is considered to be remote. Some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from three to 20 years.
Provision has not been made for additional U.S. or foreign taxes on undistributed earnings of certain international operations as those earnings will continue to be reinvested. It is not practicable to estimate the additional taxes, including applicable foreign withholding taxes, that might be payable on the eventual remittance of such earnings. Accumulated undistributed earnings of foreign operations reinvested in their operations amounted to approximately $2,700,000 at June 30, 2013.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
Balance July 1	$109,735	$81,156	$82,089
Additions for tax positions related to current year	10,285	66,500	8,398
Additions for tax positions of prior years	10,719	11,047	10,015
Reductions for tax positions of prior years	(20,683)	(23,456)	(15,060)
Reductions for settlements	(4,266)	(23,434)	(7,133)
Reductions for expiration of statute of limitations	(437)	(1,636)	—
Effect of foreign currency translation	2,087	(442)	2,847
Balance June 30	$107,440	$109,735	$81,156

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $60,876, $61,601 and $78,754 as of June 30, 2013, 2012 and 2011, respectively. If recognized, a significant portion of the gross unrecognized tax benefits as of June 30, 2013 would be offset against an asset currently recorded in the Consolidated Balance Sheet. The accrued interest related to the gross unrecognized tax benefits, excluded from the amounts above, was $5,184, $3,676 and $11,331 as of June 30, 2013, 2012 and 2011, respectively.
The Company and its subsidiaries file income tax returns in the United States and in various foreign jurisdictions. In the normal course of business, the Company's tax returns are subject to examination by taxing authorities throughout the world. The Company is no longer subject to examinations of its federal income tax returns by the United States Internal Revenue Service for fiscal years through 2010. All significant state, local and foreign tax returns have been examined for fiscal years through 2003. The Company does not anticipate that, within the next twelve months, the total amount of unrecognized tax benefits will significantly change due to the settlement of examinations and the expiration of statute of limitations.

Earnings Per Share	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share are computed using the weighted-average number of common shares outstanding during the year. Diluted earnings per share are computed using the weighted-average number of common shares and common share equivalents outstanding during the year. Common share equivalents represent the dilutive effect of outstanding stock-based awards. The computation of net income per share was as follows:

	2013	2012	2011
Numerator:
Net income attributable to common shareholders	$948,427	$1,151,823	$1,049,130
Denominator:
Basic - weighted-average common shares	149,218,257	151,222,033	161,125,869
Increase in weighted-average common shares from dilutive effect of stock-based awards	2,369,774	3,442,477	3,672,352
Diluted - weighted-average common shares, assuming exercise of stock-based awards	151,588,031	154,664,510	164,798,221
Basic earnings per share	$6.36	$7.62	$6.51
Diluted earnings per share	$6.26	$7.45	$6.37

For 2013, 2012 and 2011, 1.3 million, 0.7 million, and 1.6 million common shares, respectively, subject to stock-based awards were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive.

Inventories	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories valued on the last-in, first-out (LIFO) cost method were approximately 29 percent of total inventories in 2013 and 31 percent of total inventories in 2012. The current cost of these inventories exceeds their valuation determined on the LIFO basis by $207,277 in 2013 and $212,033 in 2012. Progress payments of $42,446 in 2013 and $36,087 in 2012 are netted against inventories.

Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The Company's annual impairment tests performed in 2013, 2012, and 2011 resulted in no impairment loss being recognized.
The changes in the carrying amount of goodwill are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116
Acquisitions	65,480	(193)	—	65,287
Foreign currency translation and other	(143,348)	(47)	(5,152)	(148,547)
Balance June 30, 2012	$2,518,121	$98,674	$309,061	$2,925,856
Acquisitions	316,857	—	—	316,857
Divestitures	(61)	—	(20,044)	(20,105)
Foreign currency translation and other	(1,588)	(334)	2,829	907
Balance June 30, 2013	$2,833,329	$98,340	$291,846	$3,223,515

Acquisitions represent the original goodwill allocation, purchase price adjustments, and final adjustments to the purchase price allocation for the acquisitions during the measurement period subsequent to the applicable acquisition dates. The Company's previously reported results of operations and financial position would not be materially different had the goodwill adjustments recorded during 2013 and 2012 been reflected in the same reporting period that the initial purchase price allocations for those acquisitions were made.

Divestitures represent goodwill associated with businesses divested during 2013 as more fully discussed in Note 2.
Intangible assets are amortized on a straight-line method over their legal or estimated useful life. The gross carrying value and accumulated amortization for each major category of intangible asset at June 30 are as follows:

	2013		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$141,160	$75,175	$118,034	$66,303
Trademarks	386,619	148,319	321,019	129,081
Customer lists and other	1,468,243	482,029	1,247,820	396,271
Total	$1,996,022	$705,523	$1,686,873	$591,655

During 2013, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$21,616	16 years
Trademarks	65,280	17 years
Customer lists and other	204,461	13 years
Total	$291,357	14 years

Total intangible amortization expense in 2013, 2012 and 2011 was $118,516, $107,086 and $107,701, respectively. Estimated intangible amortization expense for the five years ending June 30, 2014 through 2018 is $117,556, $113,034, $110,292, $105,602 and $101,876, respectively.

Financing Arrangements	12 Months Ended
Jun. 30, 2013
Financing Arrangements [Abstract]
Financing Arrangements
Financing Arrangements
The Company has a line of credit totaling $2,000,000 through a multi-currency revolving credit agreement with a group of banks, $668,555 of which was available at June 30, 2013. The credit agreement expires in October 2017; however, the Company has the right to request a one-year extension of the expiration date on an annual basis, which request may result in changes to the current terms and conditions of the credit agreement. Advances from the credit agreement can be used for general corporate purposes, including acquisitions, and for the refinancing of existing indebtedness. The credit agreement requires the payment of an annual facility fee, the amount of which would increase in the event the Company's credit ratings are lowered. Although a lowering of the Company's credit ratings would likely increase the cost of future debt, it would not limit the Company's ability to use the credit agreement nor would it accelerate the repayment of any outstanding borrowings.
The Company is currently authorized to sell up to $1,850,000 of short-term commercial paper notes. At June 30, 2013, $1,331,445 of commercial paper notes were outstanding. No commercial paper notes were outstanding at June 30, 2012.
In addition to commercial paper notes, notes payable includes short-term lines of credit and borrowings from foreign banks. At June 30, 2013, the Company had $83,556 in lines of credit from various foreign banks, all of which was available at June 30, 2013. Most of these agreements are renewed annually. The weighted-average interest rate on notes payable during 2013 and 2012 was 0.3 percent and 0.2 percent, respectively.
The Company's foreign locations in the ordinary course of business may enter into financial guarantees through financial institutions which enable customers to be reimbursed in the event of nonperformance by the Company.
The Company's credit agreements and indentures governing certain debt agreements contain various covenants, the violation of which would limit or preclude the use of the applicable agreements for future borrowings, or might accelerate the maturity of the related outstanding borrowings covered by the applicable agreements. At the Company's present rating level, the most restrictive covenant contained in the credit agreements and the indentures provides that the ratio of secured debt to net tangible assets be less than 10 percent. As of June 30, 2013, the Company does not have any secured debt outstanding. The Company is in compliance with all covenants.

Debt	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Debt
Debt

June 30,	2013	2012
Domestic:
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038	$1,175,000	$1,175,000
Fixed rate senior notes 4.875%, due 2013	—	225,000
Foreign:
Bank loans, including revolving credit 1% to 11.75%, due 2014	2,045	589
Euro bonds 4.125%, due 2016	260,200	253,220
Japanese Yen credit facility JPY Libor plus 55 bps, due 2017	60,540	75,174
Other long-term debt, including capitalized leases	556	552
Total long-term debt	1,498,341	1,729,535
Less long-term debt payable within one year	2,381	225,589
Long-term debt, net	$1,495,960	$1,503,946

Principal amounts of long-term debt payable in the five years ending June 30, 2014 through 2018 are $2,381, $215, $260,205, $60,540 and $450,000, respectively.
Lease Commitments - Future minimum rental commitments as of June 30, 2013, under non-cancelable operating leases, which expire at various dates, are as follows: 2014-$86,145; 2015-$58,816; 2016-$37,339; 2017-$23,067; 2018-$14,709 and after 2018-$60,990.
Rental expense in 2013, 2012 and 2011 was $133,478, $124,546 and $118,496, respectively.

Retirement Benefits	12 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
Retirement Benefits
Pensions - The Company has noncontributory defined benefit pension plans covering eligible employees, including certain employees in foreign countries. Plans for most salaried employees provide pay-related benefits based on years of service. Plans for hourly employees generally provide benefits based on flat-dollar amounts and years of service. The Company also has arrangements for certain key employees which provide for supplemental retirement benefits. In general, the Company's policy is to fund these plans based on legal requirements, tax considerations, local practices and investment opportunities. The Company also sponsors defined contribution plans and participates in government-sponsored programs in certain foreign countries.
A summary of the Company's defined benefit pension plans follows:

	2013	2012	2011
Benefit cost
Service cost	$107,519	$84,663	$87,676
Interest cost	174,152	185,550	176,081
Expected return on plan assets	(211,694)	(201,845)	(200,303)
Amortization of prior service cost	14,472	14,016	12,636
Amortization of unrecognized actuarial loss	200,849	105,788	109,436
Amortization of initial net obligation (asset)	22	(60)	(63)
Net periodic benefit cost	$285,320	$188,112	$185,463

	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$4,506,521	$3,569,560
Service cost	107,519	84,663
Interest cost	174,152	185,550
Actuarial (gain) loss	(241,674)	847,628
Benefits paid	(157,838)	(152,417)
Plan amendments	11,236	3,475
Acquisitions	1,283	40,324
Foreign currency translation and other	(18,636)	(72,262)
Benefit obligation at end of year	$4,382,563	$4,506,521

Change in plan assets
Fair value of plan assets at beginning of year	$2,700,050	$2,798,417
Actual gain on plan assets	278,862	4,515
Employer contributions	291,018	68,799
Benefits paid	(157,838)	(152,417)
Acquisitions	285	28,928
Foreign currency translation and other	(15,761)	(48,192)
Fair value of plan assets at end of year	$3,096,616	$2,700,050
Funded status	$(1,285,947)	$(1,806,471)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(20,643)	$(11,448)
Pensions and other postretirement benefits	(1,265,304)	(1,795,023)
Net amount recognized	$(1,285,947)	$(1,806,471)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,537,549	$2,051,178
Prior service cost	54,630	57,756
Transition obligation	166	230
Net amount recognized	$1,592,345	$2,109,164

The presentation of the amounts recognized on the Consolidated Balance Sheet and in accumulated other comprehensive (loss) is on a debit (credit) basis and excludes the effect of income taxes.
The estimated amount of net actuarial loss, prior service cost and transition obligation that will be amortized from accumulated other comprehensive (loss) into net periodic benefit pension cost in 2014 is $157,221, $11,348 and $20, respectively.
The accumulated benefit obligation for all defined benefit plans was $3,944,921 and $4,025,095 at June 30, 2013 and 2012, respectively. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,351,955, $3,920,218 and $3,070,157, respectively, at June 30, 2013, and $4,491,415, $4,012,352 and $2,684,948, respectively, at June 30, 2012. The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $4,381,914 and $3,095,942, respectively, at June 30, 2013, and $4,499,085 and $2,691,772, respectively, at June 30, 2012.
The Company expects to make cash contributions of approximately $144 million to its defined benefit pension plans in 2014, about half of which relate to U.S. qualified benefit plans. Estimated future benefit payments in the five years ending June 30, 2014 through 2018 are $178,948, $211,013, $201,031, $212,975 and $217,266, respectively and $1,314,513 in the aggregate for the five years ending June 30, 2019 through June 30, 2023.

The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2013	2012	2011
U.S. defined benefit plans
Discount rate	3.91%	5.45%	5.30%
Average increase in compensation	5.21%	5.21%	5.21%
Expected return on plan assets	8.0%	8.0%	8.5%
Non-U.S. defined benefit plans
Discount rate	1.75 to 4.7%	2.0 to 5.87%	1.75 to 6.0%
Average increase in compensation	2.0 to 6.0%	2.0 to 5.0%	2.0 to 4.5%
Expected return on plan assets	1.0 to 6.4%	1.0 to 7.5%	1.0 to 8.0%

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2013	2012
U.S. defined benefit plans
Discount rate	4.52%	3.91%
Average increase in compensation	5.13%	5.21%
Non-U.S. defined benefit plans
Discount rate	1.5 to 4.59%	1.75 to 4.7%
Average increase in compensation	2.0 to 6.0%	2.0 to 6.0%

The discount rate assumption is based on current rates of high-quality long-term corporate bonds over the same estimated time period that benefit payments will be required to be made. The expected return on plan assets assumption is based on the weighted-average expected return of the various asset classes in the plans' portfolio. The asset class return is developed using historical asset return performance as well as current market conditions such as inflation, interest rates and equity market performance.
The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2013	2012
Equity securities	57%	54%
Debt securities	30%	34%
Other	13%	12%
	100%	100%

The weighted-average target asset allocation as of June 30, 2013 is 54 percent equity securities, 34 percent debt securities and 12 percent other investments. The investment strategy for the Company's worldwide defined benefit pension plan assets focuses on achieving prudent actuarial funding ratios while maintaining acceptable levels of risk in order to provide adequate liquidity to meet immediate and future benefit requirements. This strategy requires investment portfolios that are broadly diversified across various asset classes and external investment managers. Assets held in the U.S. defined benefit plans account for approximately 74 percent of the Company's total defined benefit plan assets. The Company's overall investment strategy with respect to the Company's U.S. defined benefit plans is to opportunistically migrate from its current mix between growth seeking assets (primarily consisting of global public equities in developed and emerging countries and hedge fund of fund strategies) and income generating assets (primarily consisting of high quality bonds, both domestic and global, emerging market bonds, high yield bonds and Treasury Inflation Protected Securities) to an allocation more heavily weighted toward income generating assets. Over time, long duration fixed income assets are being added to the portfolio. These securities are highly correlated with the Company's pension liabilities and will serve to hedge a portion of the Company's interest rate risk.
The fair values of pension plan assets at June 30, 2013 and at June 30, 2012, by asset class, are as follows.

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$65,170	$64,208	$962	$—
Equity securities
U.S. based companies	366,692	366,692	—	—
Non-U.S. based companies	223,764	223,764	—	—
Fixed income securities
Corporate bonds	191,266	80,959	110,307	—
Government issued securities	108,212	57,278	50,934	—
Mutual funds
Equity funds	334,370	333,695	675	—
Fixed income funds	57,109	32,926	24,183	—
Common/Collective trusts
Equity funds	826,654	2,743	823,911	—
Fixed income funds	587,023	2,979	584,044	—
Limited Partnerships	302,913	—	302,913	—
Miscellaneous	33,443	772	32,671	—
Total at June 30, 2013	$3,096,616	$1,166,016	$1,930,600	$—

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$92,718	$92,718	$—	$—
Equity securities
U.S. based companies	336,676	336,676	—	—
Non-U.S. based companies	245,460	245,460	—	—
Fixed income securities
Corporate bonds	188,859	58,038	130,821	—
Government issued securities	120,103	64,681	55,422	—
Mutual funds
Equity funds	337,374	336,747	627	—
Fixed income funds	222,147	218,208	3,939	—
Common/Collective trusts
Equity funds	661,622	—	661,622	—
Fixed income funds	392,398	—	392,398	—
Limited Partnerships	126,837	—	126,837	—
Miscellaneous	(24,144)	664	(24,808)	—
Total at June 30, 2012	$2,700,050	$1,353,192	$1,346,858	$—

Cash and cash equivalents, which include repurchase agreements and other short-term investments, are valued at cost, which approximates fair value.
Equity securities are valued at the closing price reported on the active market on which the individual securities are traded. U.S. based companies include Company stock with a fair value of $126,834 as of June 30, 2013 and $102,212 as of June 30, 2012.
Fixed income securities are valued using both market observable inputs for similar assets that are traded on an active market and the closing price on the active market on which the individual securities are traded.
Mutual funds are valued using both the closing market price reported on the active market on which the fund is traded and market observable inputs for similar assets that are traded on an active market and primarily consist of equity and fixed income funds. The equity funds primarily provide exposure to U.S. and international equities and fixed income securities, real estate and commodities. The fixed income funds primarily provide exposure to high-yield securities and emerging market fixed income instruments.
Common/Collective trusts primarily consist of equity and fixed income funds and are valued using a net asset value per share. Common/Collective trust investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. The equity funds provide exposure to large, mid and small cap U.S. equities, international large and small cap equities and emerging market equities. The fixed income fund provides exposure to U.S., international and emerging market debt securities.
Limited Partnerships primarily consist of global equity, small cap equity and hedge funds and are valued using a net asset value per share. Limited Partnership investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. Small cap equity funds provide exposure to domestic small cap equities and hedge funds provide exposure to a variety of hedging strategies including long/short equity, relative value, event driven and global macro.
Miscellaneous primarily includes net payables for securities purchased but not settled in the asset portfolio of the Company's U.S. defined benefit pension plans and insurance contracts held in the asset portfolio of the Company's non-U.S. defined benefit pension plans. Insurance contracts are valued at the present value of future cash flows promised under the terms of the insurance contracts.
The primary investment objective of equity securities and equity funds, within both the mutual fund and common/collective trust asset class, is to obtain capital appreciation in an amount that at least equals various market-based benchmarks. The primary investment objective of fixed income securities and fixed income funds, within both the mutual fund and common/collective trust asset class, is to provide for a constant stream of income while preserving capital. The primary investment objective of limited partnerships is to achieve capital appreciation through an investment program focused on specialized investment strategies. The primary investment objective of insurance contracts, included in the miscellaneous asset class, is to provide a stable rate of return over a specified period of time.
Employee Savings Plan - The Company sponsors an employee stock ownership plan (ESOP) as part of its existing savings and investment 401(k) plan. The ESOP is available to eligible domestic employees. Parker Hannifin common stock is used to match contributions made by employees to the ESOP up to a maximum of 4.0 percent of an employee's annual compensation. Company contributions to the ESOP are generally made in the form of cash and are recorded as compensation expense.

	2013	2012	2011
Shares held by ESOP	9,686,238	10,216,738	10,308,032
Company contributions to ESOP	$61,067	$58,067	$52,627

In addition to shares within the ESOP, as of June 30, 2013, employees have elected to invest in 2,739,619 shares of common stock within the company stock fund of the savings and investment 401(k) plan.

The Company has a retirement income account (RIA) within the employee savings plan. The Company makes a contribution to the participant's RIA account each year, the amount of which is based on the participant's age and years of service. Participants do not contribute to the RIA. The Company recognized $22,046, $19,372 and $16,844 in expense related to the RIA in 2013, 2012 and 2011, respectively.

Other Postretirement Benefits - The Company provides postretirement medical and life insurance benefits to certain retirees and eligible dependents. Most plans are contributory, with retiree contributions adjusted annually. The plans are unfunded and pay stated percentages of covered medically necessary expenses incurred by retirees, after subtracting payments by Medicare or other providers and after stated deductibles have been met. For most plans, the Company has established cost maximums to more effectively control future medical costs. The Company has reserved the right to change these benefit plans.
Certain employees are covered under benefit provisions that include prescription drug coverage for Medicare eligible retirees. The impact of the subsidy received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 on the Company's other postretirement benefits was immaterial.
A summary of the Company's other postretirement benefit plans follows:

	2013	2012	2011
Benefit cost
Service cost	$825	$728	$675
Interest cost	2,826	3,482	3,579
Net amortization and deferral	1,279	480	524
Net periodic benefit cost	$4,930	$4,690	$4,778

	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$83,654	$73,139
Service cost	825	728
Interest cost	2,826	3,482
Actuarial (gain) loss	(6,752)	11,447
Benefits paid	(5,009)	(5,142)
Benefit obligation at end of year	$75,544	$83,654
Funded status	$(75,544)	$(83,654)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(6,068)	$(5,041)
Pensions and other postretirement benefits	(69,476)	(78,613)
Net amount recognized	$(75,544)	$(83,654)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$13,115	$21,246
Prior service (credit)	(920)	(1,023)
Net amount recognized	$12,195	$20,223

The presentation of the amounts recognized on the Consolidated Balance Sheet and in accumulated other comprehensive (loss) is on a debit (credit) basis and is before the effect of income taxes. The amount of net actuarial loss and prior service (credit) that will be amortized from accumulated other comprehensive (loss) into net periodic postretirement cost in 2014 is $1,239 and $(123), respectively.
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2013	2012	2011
Discount rate	3.62%	5.00%	5.01%
Current medical cost trend rate	8.0%	8.0%	8.0%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2019	2019	2018

The discount rate assumption used to measure the benefit obligation was 4.10 percent in 2013 and 3.62 percent in 2012.
Estimated future benefit payments for other postretirement benefits in the five years ending June 30, 2014 through 2018 are $6,098, $6,076, $6,060, $6,146 and $6,108, respectively, and $26,131 in the aggregate for the five years ending June 30, 2019 through June 30, 2023.
A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$158	$(135)
Effect on postretirement benefit obligation	2,437	(2,136)

Other - The Company has established nonqualified deferred compensation programs, which permit officers, directors and certain management employees annually to elect to defer a portion of their compensation, on a pre-tax basis, until their retirement. The retirement benefit to be provided is based on the amount of compensation deferred, Company matching contributions, and earnings on the deferrals. During 2013, 2012 and 2011, the Company recorded expense relating to deferred compensation of $19,182, $4,499 and $28,720, respectively.
The Company has invested in corporate-owned life insurance policies to assist in meeting the obligation under these programs. The policies are held in a rabbi trust and are recorded as assets of the Company.

Equity	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Equity
Equity

As of July 1, 2012, the Company adopted the provisions of FASB Accounting Standards Update No. 2011-05, "Presentation of Comprehensive Income." As a result of this adoption, the Company has presented total comprehensive income in a separate Statement of Comprehensive Income.
The balance of accumulated other comprehensive (loss) in shareholders' equity is comprised of the following:

	2013	2012
Foreign currency translation	$(68,328)	$(51,125)
Retirement benefit plans	(1,039,072)	(1,364,138)
Other	(433)	(637)

Share Repurchases - The Company has a program to repurchase its common shares. On January 24, 2013, the Board of Directors of the Company approved an increase in the overall maximum number of shares authorized for repurchase under the program so that, beginning on such date, the aggregate number of shares authorized for repurchase was 15 million. Subject to this limitation, the Company is authorized to repurchase, in any single fiscal year, an amount of common shares equal to the greater of 7.5 million shares or five percent of the shares outstanding as of the end of the prior fiscal year. Repurchases are funded primarily from operating cash flows and commercial paper borrowings, and the shares are initially held as treasury stock. The number of common shares repurchased at the average purchase price follows:

	2013	2012	2011
Shares repurchased	3,006,005	6,395,866	8,008,926
Average price per share	$85.55	$71.20	$86.54

Stock Incentive Plans	12 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Incentive Plans
Stock Incentive Plans
The Company's 2009 Omnibus Stock Incentive Plan provides for the granting of share-based incentive awards in the form of nonqualified stock options, stock appreciation rights (SARs), restricted stock units (RSUs) and restricted and unrestricted stock to officers and key employees of the Company. The aggregate number of shares authorized for issuance under the 2009 Omnibus Stock Incentive Plan is 14,700,000. The Company satisfies share-based incentive award obligations by issuing shares of common stock out of treasury, which have been repurchased pursuant to the Company's share repurchase program described in Note 11, or through the issuance of previously unissued common stock.
Stock Options/SARs - Stock options allow the participant to purchase shares of common stock at a price not less than 100 percent of the fair market value of the stock on the date of grant. Upon exercise, SARs entitle the participant to receive shares of common stock equal to the increase in value of the award between the grant date and the exercise date. Stock options and SARs are exercisable from one to three years after the date of grant and expire no more than 10 years after grant.
The fair value of each stock option and SAR award granted in 2013, 2012 and 2011 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2013	2012	2011
Risk-free interest rate	0.8%	0.9%	1.5%
Expected life of award	4.9 yrs	5.2 yrs	5.2 yrs
Expected dividend yield of stock	1.7%	1.6%	1.5%
Expected volatility of stock	39.0%	37.3%	35.9%
Weighted-average fair value	$24.76	$20.30	$18.70

The risk-free interest rate was based on U.S. Treasury yields with a term similar to the expected life of the award. The expected life of the award was derived by referring to actual exercise and post-vesting employment termination experience. The expected dividend yield was based on the Company's historical dividend rate and stock price over a period similar to the expected life of the award. The expected volatility of stock was derived by referring to changes in the Company's historical common stock prices over a timeframe similar to the expected life of the award.
Stock option and SAR activity during 2013 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value
Outstanding June 30, 2012	12,798,326	$54.74
Granted	1,920,863	85.53
Exercised	(5,246,595)	50.14
Canceled	(37,421)	58.68
Outstanding June 30, 2013	9,435,173	$63.48	6.1	years	$302.2
Exercisable June 30, 2013	6,501,971	$56.58	5.1	years	$252.4

A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2012	2,774,590	$18.06
Granted	1,920,863	24.76
Vested	(1,729,322)	17.22
Canceled	(32,929)	20.92
Nonvested June 30, 2013	2,933,202	$22.91

At June 30, 2013, $24,565 of expense with respect to nonvested stock option and SAR awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 12 months. The total fair value of shares vested during 2013, 2012 and 2011 was $29,777, $37,885 and $45,635, respectively.
Information related to stock options and SAR awards exercised during 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Net cash proceeds	$32,204	$10,599	$25,862
Intrinsic value	208,426	57,567	163,752
Income tax benefit	47,659	14,008	42,546

During 2013, 2012 and 2011, the Company recognized stock-based compensation expense of $33,018, $26,585 and $36,617, respectively, relating to stock option and SAR awards. The Company derives a tax deduction measured by the excess of the market value over the grant price at the date stock-based awards are exercised. The related tax benefit is credited to additional capital as the Company is currently in a windfall tax benefit position.
Shares surrendered upon exercise of stock options and SARs: 2013 - 1,947,148; 2012 - 321,266; 2011 - 2,447,908.

RSUs - RSUs constitute an agreement to deliver shares of common stock to the participant at the end of a vesting period. Generally, the RSUs vest and the underlying stock is issued ratably over a three-year graded vesting period. Unvested RSUs may not be transferred and do not have dividend or voting rights. For each unvested RSU, recipients are entitled to receive a dividend equivalent, payable in cash or common shares, equal to the cash dividend per share paid to common shareholders.
The fair value of each RSU award was based on the fair market value of the Company's common stock on the date of grant. A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2012	450,941	$65.69
Granted	220,232	81.90
Vested	(193,143)	64.66
Canceled	(11,789)	74.50
Nonvested June 30, 2013	466,241	$73.55

During 2013, 2012 and 2011, the Company recognized stock-based compensation expense of $17,852, $12,393 and $12,243 respectively, relating to RSU awards. At June 30, 2013, $11,489 of expense with respect to nonvested RSU awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 18 months. The total fair value of RSU awards vested during 2013, 2012 and 2011 was $12,488, $8,642 and $20 respectively. The Company recognized a tax benefit of $976 and $1,673 relating to the issuance of common stock for RSU awards that vested during 2013 and 2012.
LTIP/Restricted Stock - The Company's Long Term Incentive Plans (LTIP) provide for the issuance of unrestricted stock to certain officers and key employees based on the attainment of certain goals relating to the Company's revenue growth, earnings per share growth and return on invested capital during the 3-year performance period. No dividends or dividend equivalents are paid on unearned shares. For awards granted prior to the 2010-11-12 LTIP, restricted stock was earned and awarded, and an estimated value was accrued, based upon attainment of criteria specified in the LTIP over the cumulative years of each 3-year plan. The shares of restricted stock issued to plan participants after the end of the performance period are entitled to cash dividends and to vote their respective shares, but transferability of the restricted stock is restricted for 3 years following issuance.

Stock issued for LTIP	2013	2012	2011
LTIP 3-year plan	2010-11-12	2009-10-11	2008-09-10
Number of shares issued	792,428	243,266	157,491
Average share value on date of issuance	$83.64	$69.10	$62.35
Total value	$66,278	$16,810	$9,820

Under the Company's 2011-12-13 LTIP, a payout of unrestricted stock will be issued in April 2014.
The fair value of each LTIP award granted in 2013, 2012 and 2011 was based on the fair market value of the Company's common stock on the date of grant. A summary of the status and changes of shares relating to the LTIP and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2012	1,159,842	$68.51
Granted	307,506	92.64
Vested	(460,884)	51.67
Canceled	(5,071)	83.87
Nonvested June 30, 2013	1,001,393	$83.59

During 2013, 2012 and 2011, the Company recorded stock-based compensation expense of $34,127, $41,886 and $24,378, respectively, relating to the LTIP.
Shares surrendered in connection with the LTIP: 2013- 311,110; 2012 - 76,427; 2011 - 126,462.
In 2013, 2012 and 2011, 14,580, 15,010 and 17,820 restricted shares, respectively, were issued to certain non-employee members of the Board of Directors. Transferability of these shares is restricted for one to three years following issuance. In addition, prior to 2012 non-employee members of the Board of Directors were given the opportunity to receive all or a portion of their fees in restricted shares. These shares vest ratably, on an annual basis, over the term of office of the director. In 2011, 2,400 restricted shares were issued in lieu of directors' fees.
During 2013, 2012 and 2011, the Company recognized a tax benefit of $17,395, $426, and $277, respectively, relating to the LTIP and restricted stock issued to non-employee members of the Board of Directors.
At June 30, 2013, the Company had approximately 13 million common shares reserved for issuance in connection with its stock incentive plans.

Shareholders' Protection Rights Agreement	12 Months Ended
Jun. 30, 2013
Shareholders Protection Rights Agreement [Abstract]
Shareholders' Protection Rights Agreement
Shareholders' Protection Rights Agreement
On January 25, 2007, the Board of Directors of the Company declared a dividend of one Shareholders' Right for each common share outstanding on February 17, 2007 in relation to the Company's Shareholders Protection Rights Agreement. As of June 30, 2013, 149,288,524 common shares were reserved for issuance under this Agreement. Under certain conditions involving acquisition of, or an offer for, 15 percent or more of the Company's common shares, all holders of Shareholders' Rights would be entitled to purchase one common share at an exercise price currently set at $160. In addition, in certain circumstances, all holders of Shareholders' Rights (other than the acquiring entity) would be entitled to purchase a number of common shares equal to twice the exercise price, or at the option of the Board, to exchange each Shareholders' Right for one common share. The Shareholders' Rights remain in existence until February 17, 2017, unless extended by the Board of Directors or earlier redeemed (at one cent per Shareholders' Right), exercised or exchanged under the terms of the agreement. In the event of an unfriendly business combination attempt, the Shareholders' Rights will cause substantial dilution to the person attempting the business combination. The Shareholders' Rights should not interfere with any merger or other business combination that is in the best interest of the Company and its shareholders since the Shareholders' Rights may be redeemed.

Research and Development	12 Months Ended
Jun. 30, 2013
Research and Development [Abstract]
Research and Development
Research and Development
Research and development costs amounted to $406,613 in 2013, $365,703 in 2012 and $359,456 in 2011. These amounts include both costs incurred by the Company related to independent research and development initiatives as well as costs incurred in connection with research and development contracts. Costs incurred in connection with research and development contracts amounted to $58,916 in 2013, $43,658 in 2012 and $61,327 in 2011. These costs are included in the total research and development cost for each of the respective years.

Financial Instruments	12 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments
The Company's financial instruments consist primarily of cash and cash equivalents, long-term investments, and accounts receivable, net as well as obligations under accounts payable, trade, notes payable and long-term debt. Due to their short-term nature, the carrying values for cash and cash equivalents, accounts receivable, net, accounts payable, trade and notes payable approximate fair value. The carrying value of long-term debt (excluding capital leases) and estimated fair value of long-term debt (excluding capital leases) at June 30 are as follows:

	2013	2012
Carrying value of long-term debt (excluding capital leases)	$1,498,025	$1,728,983
Estimated fair value of long-term debt (excluding capital leases)	1,654,886	2,005,887
The fair value of long-term debt was estimated using discounted cash flow analyses based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.
The Company utilizes derivative and non-derivative financial instruments, including forward exchange contracts, costless collar contracts, cross-currency swap contracts and certain foreign denominated debt designated as net investment hedges, to manage foreign currency transaction and translation risk. The derivative financial instrument contracts are with major investment grade financial institutions and the Company does not anticipate any material non-performance by any of the counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.
The Company's Euro bonds and Japanese Yen credit facility have been designated as a hedge of the Company's net investment in certain foreign subsidiaries. The translation of the Euro bonds and Japanese Yen credit facility into U.S. dollars is recorded in accumulated other comprehensive income (loss) and remains there until the underlying net investment is sold or substantially liquidated.
Derivative financial instruments are recognized on the balance sheet as either assets or liabilities and are measured at fair value. Derivatives consist of forward exchange, costless collar and cross-currency swap contracts the fair value of which is calculated using market observable inputs including both spot and forward prices for the same underlying currencies. The fair value of the cross-currency swap contracts is calculated using a present value cash flow model that has been adjusted to reflect the credit risk of either the Company or the counterparty.
Gains or losses on derivatives that are not hedges are adjusted to fair value through the cost of sales caption in the Consolidated Statement of Income. Gains or losses on derivatives that are hedges are adjusted to fair value through accumulated other comprehensive income (loss) in the Consolidated Balance Sheet until the hedged item is recognized in earnings.
The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2013	2012
Net investment hedges
Cross-currency swap contracts	Other liabilities	$22,438	$2,008
Cash flow hedges
Costless collar contracts	Accounts receivable	1,422	2,466
Forward exchange contracts	Accounts receivable	41	1,887
Costless collar contracts	Other accrued liabilities	953	552

The fair values at June 30, 2013 and 2012 are classified within Level 2 of the fair value hierarchy. There are no other financial assets or liabilities that are marked to market on a recurring basis. Fair values are transferred between levels of the fair value hierarchy when facts and circumstances indicate that a change in the method of estimating the fair value of a financial asset or financial liability is warranted.

The cross-currency swap contracts have been designated as hedging instruments. The forward exchange and costless collar contracts have not been designated as hedging instruments and are considered to be economic hedges of forecasted transactions.
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2013	2012	2011
Forward exchange contracts	$(1,821)	$(4,156)	$19,048
Costless collar contracts	502	5,111	(6,624)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive (loss) in the Consolidated Balance Sheet are as follows:

	2013	2012
Cross-currency swap contracts	$(12,622)	$21,359
Foreign denominated debt	4,743	22,039

There was no ineffectiveness of the cross-currency swap contracts or foreign denominated debt, nor were any portion of these financial instruments excluded from the effectiveness testing, during 2013, 2012 and 2011.

Contingencies	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies
The Company is involved in various litigation matters arising in the normal course of business, including proceedings based on product liability claims, workers' compensation claims and alleged violations of various environmental laws. The Company is self-insured in the United States for health care, workers' compensation, general liability and product liability up to predetermined amounts, above which third party insurance applies. Management regularly reviews the probable outcome of these proceedings, the expenses expected to be incurred, the availability and limits of the insurance coverage, and the established accruals for liabilities. While the outcome of pending proceedings cannot be predicted with certainty, management believes that any liabilities that may result from these proceedings will not have a material adverse effect on the Company's liquidity, financial condition or results of operations.
Environmental - The Company is currently responsible for environmental remediation at various manufacturing facilities presently or formerly operated by the Company and has been named as a “potentially responsible party,” along with other companies, at off-site waste disposal facilities and regional sites.
As of June 30, 2013, the Company had a reserve of $12,475 for environmental matters, which are probable and reasonably estimable. This reserve is recorded based upon the best estimate of costs to be incurred in light of the progress made in determining the magnitude of remediation costs, the timing and extent of remedial actions required by governmental authorities and the amount of the Company's liability in proportion to other responsible parties.
The Company's estimated total liability for environmental matters ranges from a minimum of $12.5 million to a maximum of $80.1 million. The largest range for any one site is approximately $15.1 million. The actual costs to be incurred by the Company will be dependent on final determination of contamination and required remedial action, negotiations with governmental authorities with respect to cleanup levels, changes in regulatory requirements, innovations in investigatory and remedial technologies, effectiveness of remedial technologies employed, the ability of other responsible parties to pay, and any insurance or other third-party recoveries.

Quarterly Information (Unaudited)	12 Months Ended
Jun. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)

2013	1st	2nd	3rd	4th	Total
Net sales	$3,214,935	$3,065,495	$3,307,041	$3,428,233	$13,015,704
Gross profit	737,488	643,523	737,852	810,166	2,929,029
Net income attributable to common shareholders	239,741	180,962	256,560	271,164	948,427
Diluted earnings per share	1.57	1.19	1.68	1.78	6.26

2012	1st	2nd	3rd	4th	Total
Net sales	$3,233,881	$3,106,832	$3,393,563	$3,411,666	$13,145,942
Gross profit	819,439	725,510	803,248	839,408	3,187,605
Net income attributable to common shareholders	297,018	240,766	312,074	301,965	1,151,823
Diluted earnings per share	1.91	1.56	2.01	1.96	7.45

Earnings per share amounts are computed independently for each of the quarters presented, therefore, the sum of the quarterly earnings per share amounts may not equal the total computed for the year.

Stock Prices and Dividends (Unaudited)	12 Months Ended
Jun. 30, 2013
Stock Prices and Dividends [Abstract]
Stock Prices and Dividends (Unaudited)

Stock Prices and Dividends (Unaudited)

(In dollars)		1st	2nd	3rd	4th	Total
2013	High	$87.71	$87.04	$98.15	$101.88	$101.88
	Low	70.42	75.80	86.51	84.50	70.42
	Dividends	0.41	0.41	0.43	0.45	1.70

2012	High	$92.01	$85.84	$91.47	$89.45	$92.01
	Low	60.36	59.26	76.92	71.90	59.26
	Dividends	0.37	0.37	0.39	0.41	1.54

2011	High	$72.12	$87.36	$95.00	$99.40	$99.40
	Low	54.26	67.52	82.80	83.65	54.26
	Dividends	0.27	0.29	0.32	0.37	1.25

Common Stock Listing: New York Stock Exchange, Stock Symbol PH

Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Nature of Operations
Nature of Operations - The Company is a leading worldwide diversified manufacturer of motion and control technologies and systems, providing precision engineered solutions for a wide variety of mobile, industrial and aerospace markets. The Company evaluates performance based on segment operating income before corporate and administrative expenses, interest expense and income taxes.
As of June 30, 2013, the Company operated in three business segments: Industrial, Aerospace and Climate & Industrial Controls. The Industrial Segment is an aggregation of several business units, which manufacture motion-control and fluid power system components for builders and users of various types of manufacturing, packaging, processing, transportation, agricultural, construction, and military vehicles and equipment. Industrial Segment products are marketed primarily through field sales employees and independent distributors. The Industrial North American operations have manufacturing plants and distribution networks throughout the United States, Canada and Mexico and primarily service North America. The Industrial International operations provide Parker products and services to 46 countries throughout Europe, Asia Pacific, Latin America, the Middle East and Africa.
The Aerospace Segment produces hydraulic, fuel, pneumatic and electro-mechanical systems and components, which are utilized on virtually every domestic commercial, military and general aviation aircraft and also performs a vital role in naval vessels and land-based weapons systems. This Segment serves original equipment and maintenance, repair and overhaul customers worldwide. Aerospace Segment products are marketed by field sales employees and are sold directly to manufacturers and end users.
The Climate & Industrial Controls Segment manufactures motion-control systems and components for use primarily in the refrigeration and air conditioning and transportation industries. The products in the Climate & Industrial Controls Segment are marketed primarily through field sales employees and independent distributors. Effective July 1, 2013, the businesses of the Climate & Industrial Controls Segment will be consolidated into various business units of the Industrial Segment. As a result of this consolidation and resulting change in management structure, beginning in fiscal 2014, the Company will have two reporting segments: Diversified Industrial and Aerospace Systems.
See the table of Business Segment Information “By Industry” and “By Geographic Area” on pages 13-15 and 13-16 for further disclosure of business segment information.
There are no individual customers to whom sales are more than three percent of the Company's consolidated sales. Due to the diverse group of customers throughout the world the Company does not consider itself exposed to any concentration of credit risks.
The Company manufactures and markets its products throughout the world. Although certain risks and uncertainties exist, the diversity and breadth of the Company's products and geographic operations mitigate the risk that adverse changes with respect to any particular product and geographic operation would materially affect the Company's operating results.

Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Consolidation
Basis of Consolidation - The consolidated financial statements include the accounts of all majority-owned domestic and foreign subsidiaries. All intercompany transactions and profits have been eliminated in the consolidated financial statements. The Company does not have off-balance sheet arrangements. Within the Business Segment Information, intersegment and interarea sales have been eliminated.

Revenue Recognition
Revenue Recognition - Revenue is recognized when persuasive evidence of an arrangement exists, product has shipped and the risks and rewards of ownership have transferred or services have been rendered, the price to the customer is fixed and determinable and collectibility is reasonably assured, which is generally at the time the product is shipped. Shipping and handling costs billed to customers are included in net sales and the related costs in cost of sales.

Long-term Contracts
Long-term Contracts - The Company enters into long-term contracts primarily for the production of aerospace products. For financial statement purposes, revenues are primarily recognized using the percentage-of-completion method. The extent of progress toward completion is primarily measured using the units-of-delivery method. Unbilled costs on these contracts are included in inventory. Progress payments are netted against the inventory balances. The Company estimates costs to complete long-term contracts for purposes of evaluating and establishing contract reserves. Adjustments to cost estimates are made on a consistent basis and a contract reserve is established when the estimated costs to complete a contract exceed the expected contract revenues.

Cash	Cash - Cash equivalents consist of short-term highly liquid investments, with a three-month or less maturity, carried at cost plus accrued interest, which are readily convertible into cash.
Accounts Receivable
Accounts Receivable - The accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2013	2012
Accounts receivable, trade	$1,855,644	$1,792,961
Allowance for doubtful accounts	(14,824)	(10,518)
Non-trade accounts receivable	110,394	84,872
Notes receivable	111,531	124,969
Total	$2,062,745	$1,992,284

Accounts receivable are initially recorded at their net collectible amount and are generally recorded at the time the revenue from the sales transaction is recorded. Receivables are written off to bad debt primarily when, in the judgment of the Company, the receivable is deemed to be uncollectible due to the insolvency of the debtor.

Inventories
Inventories - Inventories are stated at the lower of cost or market. The majority of domestic inventories are valued by the last-in, first-out method and the balance of the Company's inventories are valued by the first-in, first-out method.

Plant, Equipment and Depreciation
Plant, Equipment and Depreciation - Plant and equipment are recorded at cost and are depreciated principally using the straight-line method for financial reporting purposes. Depreciation rates are based on estimated useful lives of the assets, generally 40 years for buildings, 15 years for land improvements and building equipment, seven to 10 years for machinery and equipment, and three to eight years for vehicles and office equipment. Improvements, which extend the useful life of property, are capitalized, and maintenance and repairs are expensed. The Company reviews plant and equipment for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. When plant and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the appropriate accounts and any gain or loss is included in current income.

Investments and Other Assets
Investments and Other Assets - Investments in joint-venture companies in which ownership is 50 percent or less and in which the Company does not have operating control are stated at cost plus the Company's equity in undistributed earnings. These investments and the related earnings are not material to the consolidated financial statements.

Goodwill
Goodwill - The Company conducts a formal impairment test of goodwill on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

Intangible Assets
Intangible Assets - Intangible assets primarily include patents, trademarks and customer lists and are recorded at cost and amortized on a straight-line method. Patents are amortized over the shorter of their remaining useful or legal life. Trademarks are amortized over the estimated time period over which an economic benefit is expected to be received. Customer lists are amortized over a period based on anticipated customer attrition rates. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.

Income Taxes
Income Taxes - Income taxes are provided based upon income for financial reporting purposes. Deferred income taxes arise from temporary differences in the recognition of income and expense for tax purposes. Tax credits and similar tax incentives are applied to reduce the provision for income taxes in the year in which the credits arise. The Company recognizes accrued interest related to unrecognized tax benefits in income tax expense. Penalties, if incurred, are recognized in income tax expense.

Product Warranty
Product Warranty - In the ordinary course of business the Company warrants its products against defect in design, materials and workmanship over various time periods. The warranty accrual at June 30, 2013 and 2012 is immaterial to the financial position of the Company and the change in the accrual during 2013, 2012 and 2011 was immaterial to the Company's results of operations and cash flows.

Foreign Currency Translation
Foreign Currency Translation - Assets and liabilities of most foreign subsidiaries are translated at current exchange rates, and income and expenses are translated using weighted-average exchange rates. The effects of these translation adjustments, as well as gains and losses from certain intercompany transactions, are reported in the accumulated other comprehensive (loss) component of shareholders' equity. Such adjustments will affect net income only upon sale or liquidation of the underlying foreign investments, which is not contemplated at this time. Exchange gains and losses from transactions in a currency other than the local currency of the entity involved, and translation adjustments in countries with highly inflationary economies, are included in net income.

Subsequent Events
Subsequent Events - The Company has evaluated subsequent events that have occurred through the date of filing of the Company's Annual Report on Form 10-K for the fiscal year ended June 30, 2013. No subsequent events occurred that required adjustment to these financial statements. In July 2013, final regulatory approval was received for a previously announced agreement to form a joint venture between the Company and GE Aviation. The joint venture is expected to be formed in fiscal 2014.

Recent Accounting Pronouncements
Recent Accounting Pronouncements - In February 2013, the Financial Accounting Standards Board (FASB) issued new accounting guidance requiring an entity to provide information about the amounts reclassified out of accumulated other comprehensive income (AOCI) by component. For items reclassified out of AOCI in their entirety, the disclosure of the income statement line where those items are reflected is also required. Cross-reference to disclosures providing additional information is required for other items not reclassified in their entirety. The guidance does not change the current requirements for reporting net income or other comprehensive income. The guidance, which must be presented prospectively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012.

Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2013	2012
Accounts receivable, trade	$1,855,644	$1,792,961
Allowance for doubtful accounts	(14,824)	(10,518)
Non-trade accounts receivable	110,394	84,872
Notes receivable	111,531	124,969
Total	$2,062,745	$1,992,284

Acquisitions (Tables)	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

	2013	2012	2011
Assets:
Accounts receivable	$91,668	$24,833	$9,332
Inventories	93,915	29,102	7,908
Prepaid expenses	4,672	1,541	69
Deferred income taxes	(1,713)	5,679	468
Plant and equipment	74,439	28,929	5,376
Intangible and other assets	280,001	59,576	35,094
Goodwill	317,879	68,144	8,715
	860,861	217,804	66,962
Liabilities and equity:
Notes payable	11,920	1,887	—
Accounts payable, trade	46,596	7,189	2,440
Accrued payrolls and other compensation	12,099	3,672	765
Accrued domestic and foreign taxes	7,073	2,882	215
Other accrued liabilities	16,805	5,984	1,500
Long-term debt	102,122	4,365	—
Pensions and other postretirement benefits	2,125	11,396	—
Deferred income taxes	39,214	24,062	1,815
Other liabilities	689	111	—
Noncontrolling interests	1,074	—	—
	239,717	61,548	6,735
Net assets acquired	$621,144	$156,256	$60,227

Charges Related to Business Realignment (Tables)	12 Months Ended
Jun. 30, 2013
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
Business realignment charges by business segment are as follows:

	2013	2012	2011
Industrial	$11,315	$13,066	$15,427
Aerospace	—	—	1,024
Climate & Industrial Controls	919	1,255	—
Work force reductions by business segment are as follows:

	2013	2012	2011
Industrial	644	496	466
Aerospace	—	—	49
Climate & Industrial Controls	81	25	—
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2013	2012	2011
Cost of sales	$8,354	$12,669	$15,276
Selling, general and administrative expenses	3,880	1,020	1,175
Other (income) expense, net	1,918	632	—

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income before income taxes was derived from the following sources:

	2013	2012	2011
United States	$653,622	$810,150	$681,910
Foreign	657,379	766,548	731,811
	$1,311,001	$1,576,698	$1,413,721

Schedule of Components of Income Tax Expense (Benefit)
Income taxes include the following:

	2013	2012	2011
Federal
Current	$167,350	$255,991	$121,292
Deferred	26,523	(48,252)	34,136
Foreign
Current	176,739	191,167	193,064
Deferred	(28,472)	(29)	(24,229)
State and local
Current	19,496	30,500	21,500
Deferred	581	(8,171)	10,808
	$362,217	$421,206	$356,571

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2013	2012	2011
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.0	0.9	1.8
Foreign tax rate difference	(5.8)	(5.8)	(8.7)
Cash surrender value of life insurance	(0.7)	0.1	(0.9)
Federal manufacturing deduction	(1.0)	(1.6)	(0.9)
Research tax credit	(1.1)	(0.4)	(1.1)
Other	0.2	(1.5)	—
Effective income tax rate	27.6%	26.7%	25.2%

Schedule of Deferred Tax Assets and Liabilities
The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2013	2012
Retirement benefits	$535,260	$751,676
Other liabilities and reserves	113,257	134,358
Long-term contracts	26,714	27,726
Stock-based incentive compensation	59,274	70,129
Loss carryforwards	286,180	175,571
Unrealized currency exchange gains and losses	14,639	9,057
Inventory	15,570	18,535
Foreign tax credit carryforward	25,195	19,079
Depreciation and amortization	(527,860)	(480,791)
Valuation allowance	(273,413)	(176,079)
Net deferred tax asset	$274,816	$549,261
Change in net deferred tax asset:
Provision for deferred tax	$1,368	$56,452
Items of other comprehensive (loss)	(194,746)	319,352
Acquisitions and other	(81,067)	(16,160)
Total change in net deferred tax	$(274,445)	$359,644

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
Balance July 1	$109,735	$81,156	$82,089
Additions for tax positions related to current year	10,285	66,500	8,398
Additions for tax positions of prior years	10,719	11,047	10,015
Reductions for tax positions of prior years	(20,683)	(23,456)	(15,060)
Reductions for settlements	(4,266)	(23,434)	(7,133)
Reductions for expiration of statute of limitations	(437)	(1,636)	—
Effect of foreign currency translation	2,087	(442)	2,847
Balance June 30	$107,440	$109,735	$81,156

Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The computation of net income per share was as follows:

	2013	2012	2011
Numerator:
Net income attributable to common shareholders	$948,427	$1,151,823	$1,049,130
Denominator:
Basic - weighted-average common shares	149,218,257	151,222,033	161,125,869
Increase in weighted-average common shares from dilutive effect of stock-based awards	2,369,774	3,442,477	3,672,352
Diluted - weighted-average common shares, assuming exercise of stock-based awards	151,588,031	154,664,510	164,798,221
Basic earnings per share	$6.36	$7.62	$6.51
Diluted earnings per share	$6.26	$7.45	$6.37

Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116
Acquisitions	65,480	(193)	—	65,287
Foreign currency translation and other	(143,348)	(47)	(5,152)	(148,547)
Balance June 30, 2012	$2,518,121	$98,674	$309,061	$2,925,856
Acquisitions	316,857	—	—	316,857
Divestitures	(61)	—	(20,044)	(20,105)
Foreign currency translation and other	(1,588)	(334)	2,829	907
Balance June 30, 2013	$2,833,329	$98,340	$291,846	$3,223,515

Schedule of Finite-Lived Intangible Assets by Major Class
The gross carrying value and accumulated amortization for each major category of intangible asset at June 30 are as follows:

	2013		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$141,160	$75,175	$118,034	$66,303
Trademarks	386,619	148,319	321,019	129,081
Customer lists and other	1,468,243	482,029	1,247,820	396,271
Total	$1,996,022	$705,523	$1,686,873	$591,655

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
During 2013, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$21,616	16 years
Trademarks	65,280	17 years
Customer lists and other	204,461	13 years
Total	$291,357	14 years

Debt (Tables)	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

June 30,	2013	2012
Domestic:
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038	$1,175,000	$1,175,000
Fixed rate senior notes 4.875%, due 2013	—	225,000
Foreign:
Bank loans, including revolving credit 1% to 11.75%, due 2014	2,045	589
Euro bonds 4.125%, due 2016	260,200	253,220
Japanese Yen credit facility JPY Libor plus 55 bps, due 2017	60,540	75,174
Other long-term debt, including capitalized leases	556	552
Total long-term debt	1,498,341	1,729,535
Less long-term debt payable within one year	2,381	225,589
Long-term debt, net	$1,495,960	$1,503,946

Retirement Benefits (Tables)	12 Months Ended
Jun. 30, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's other postretirement benefit plans follows:

	2013	2012	2011
Benefit cost
Service cost	$825	$728	$675
Interest cost	2,826	3,482	3,579
Net amortization and deferral	1,279	480	524
Net periodic benefit cost	$4,930	$4,690	$4,778

	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$83,654	$73,139
Service cost	825	728
Interest cost	2,826	3,482
Actuarial (gain) loss	(6,752)	11,447
Benefits paid	(5,009)	(5,142)
Benefit obligation at end of year	$75,544	$83,654
Funded status	$(75,544)	$(83,654)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(6,068)	$(5,041)
Pensions and other postretirement benefits	(69,476)	(78,613)
Net amount recognized	$(75,544)	$(83,654)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$13,115	$21,246
Prior service (credit)	(920)	(1,023)
Net amount recognized	$12,195	$20,223

Schedule of Assumptions Used
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2013	2012	2011
Discount rate	3.62%	5.00%	5.01%
Current medical cost trend rate	8.0%	8.0%	8.0%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2019	2019	2018

Schedule of Allocation of Plan Assets	The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2013	2012
Equity securities	57%	54%
Debt securities	30%	34%
Other	13%	12%
	100%	100%

Schedule of Changes in Fair Value of Plan Assets

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$65,170	$64,208	$962	$—
Equity securities
U.S. based companies	366,692	366,692	—	—
Non-U.S. based companies	223,764	223,764	—	—
Fixed income securities
Corporate bonds	191,266	80,959	110,307	—
Government issued securities	108,212	57,278	50,934	—
Mutual funds
Equity funds	334,370	333,695	675	—
Fixed income funds	57,109	32,926	24,183	—
Common/Collective trusts
Equity funds	826,654	2,743	823,911	—
Fixed income funds	587,023	2,979	584,044	—
Limited Partnerships	302,913	—	302,913	—
Miscellaneous	33,443	772	32,671	—
Total at June 30, 2013	$3,096,616	$1,166,016	$1,930,600	$—

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$92,718	$92,718	$—	$—
Equity securities
U.S. based companies	336,676	336,676	—	—
Non-U.S. based companies	245,460	245,460	—	—
Fixed income securities
Corporate bonds	188,859	58,038	130,821	—
Government issued securities	120,103	64,681	55,422	—
Mutual funds
Equity funds	337,374	336,747	627	—
Fixed income funds	222,147	218,208	3,939	—
Common/Collective trusts
Equity funds	661,622	—	661,622	—
Fixed income funds	392,398	—	392,398	—
Limited Partnerships	126,837	—	126,837	—
Miscellaneous	(24,144)	664	(24,808)	—
Total at June 30, 2012	$2,700,050	$1,353,192	$1,346,858	$—

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures

	2013	2012	2011
Shares held by ESOP	9,686,238	10,216,738	10,308,032
Company contributions to ESOP	$61,067	$58,067	$52,627

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$158	$(135)
Effect on postretirement benefit obligation	2,437	(2,136)

Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's defined benefit pension plans follows:

	2013	2012	2011
Benefit cost
Service cost	$107,519	$84,663	$87,676
Interest cost	174,152	185,550	176,081
Expected return on plan assets	(211,694)	(201,845)	(200,303)
Amortization of prior service cost	14,472	14,016	12,636
Amortization of unrecognized actuarial loss	200,849	105,788	109,436
Amortization of initial net obligation (asset)	22	(60)	(63)
Net periodic benefit cost	$285,320	$188,112	$185,463

	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$4,506,521	$3,569,560
Service cost	107,519	84,663
Interest cost	174,152	185,550
Actuarial (gain) loss	(241,674)	847,628
Benefits paid	(157,838)	(152,417)
Plan amendments	11,236	3,475
Acquisitions	1,283	40,324
Foreign currency translation and other	(18,636)	(72,262)
Benefit obligation at end of year	$4,382,563	$4,506,521

Change in plan assets
Fair value of plan assets at beginning of year	$2,700,050	$2,798,417
Actual gain on plan assets	278,862	4,515
Employer contributions	291,018	68,799
Benefits paid	(157,838)	(152,417)
Acquisitions	285	28,928
Foreign currency translation and other	(15,761)	(48,192)
Fair value of plan assets at end of year	$3,096,616	$2,700,050
Funded status	$(1,285,947)	$(1,806,471)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(20,643)	$(11,448)
Pensions and other postretirement benefits	(1,265,304)	(1,795,023)
Net amount recognized	$(1,285,947)	$(1,806,471)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,537,549	$2,051,178
Prior service cost	54,630	57,756
Transition obligation	166	230
Net amount recognized	$1,592,345	$2,109,164

Benefit Obligations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used
The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2013	2012	2011
U.S. defined benefit plans
Discount rate	3.91%	5.45%	5.30%
Average increase in compensation	5.21%	5.21%	5.21%
Expected return on plan assets	8.0%	8.0%	8.5%
Non-U.S. defined benefit plans
Discount rate	1.75 to 4.7%	2.0 to 5.87%	1.75 to 6.0%
Average increase in compensation	2.0 to 6.0%	2.0 to 5.0%	2.0 to 4.5%
Expected return on plan assets	1.0 to 6.4%	1.0 to 7.5%	1.0 to 8.0%

Benefit Costs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2013	2012
U.S. defined benefit plans
Discount rate	4.52%	3.91%
Average increase in compensation	5.13%	5.21%
Non-U.S. defined benefit plans
Discount rate	1.5 to 4.59%	1.75 to 4.7%
Average increase in compensation	2.0 to 6.0%	2.0 to 6.0%

Equity (Tables)	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The balance of accumulated other comprehensive (loss) in shareholders' equity is comprised of the following:

	2013	2012
Foreign currency translation	$(68,328)	$(51,125)
Retirement benefit plans	(1,039,072)	(1,364,138)
Other	(433)	(637)

Schedule of Treasury Stock by Class	The number of common shares repurchased at the average purchase price follows:

	2013	2012	2011
Shares repurchased	3,006,005	6,395,866	8,008,926
Average price per share	$85.55	$71.20	$86.54

Stock Incentive Plans (Tables)	12 Months Ended
Jun. 30, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each stock option and SAR award granted in 2013, 2012 and 2011 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2013	2012	2011
Risk-free interest rate	0.8%	0.9%	1.5%
Expected life of award	4.9 yrs	5.2 yrs	5.2 yrs
Expected dividend yield of stock	1.7%	1.6%	1.5%
Expected volatility of stock	39.0%	37.3%	35.9%
Weighted-average fair value	$24.76	$20.30	$18.70

Schedule of Share-based Compensation, Stock Options, Activity
Stock option and SAR activity during 2013 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value
Outstanding June 30, 2012	12,798,326	$54.74
Granted	1,920,863	85.53
Exercised	(5,246,595)	50.14
Canceled	(37,421)	58.68
Outstanding June 30, 2013	9,435,173	$63.48	6.1	years	$302.2
Exercisable June 30, 2013	6,501,971	$56.58	5.1	years	$252.4

Schedule of Nonvested Share Activity
A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2012	2,774,590	$18.06
Granted	1,920,863	24.76
Vested	(1,729,322)	17.22
Canceled	(32,929)	20.92
Nonvested June 30, 2013	2,933,202	$22.91

Stock-Based Awards Exercised Disclosure
Information related to stock options and SAR awards exercised during 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Net cash proceeds	$32,204	$10,599	$25,862
Intrinsic value	208,426	57,567	163,752
Income tax benefit	47,659	14,008	42,546

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2012	450,941	$65.69
Granted	220,232	81.90
Vested	(193,143)	64.66
Canceled	(11,789)	74.50
Nonvested June 30, 2013	466,241	$73.55

Schedule of Nonvested Restricted Stock Units Activity

Stock issued for LTIP	2013	2012	2011
LTIP 3-year plan	2010-11-12	2009-10-11	2008-09-10
Number of shares issued	792,428	243,266	157,491
Average share value on date of issuance	$83.64	$69.10	$62.35
Total value	$66,278	$16,810	$9,820

Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2013	2012
Net investment hedges
Cross-currency swap contracts	Other liabilities	$22,438	$2,008
Cash flow hedges
Costless collar contracts	Accounts receivable	1,422	2,466
Forward exchange contracts	Accounts receivable	41	1,887
Costless collar contracts	Other accrued liabilities	953	552

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2013	2012	2011
Forward exchange contracts	$(1,821)	$(4,156)	$19,048
Costless collar contracts	502	5,111	(6,624)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive (loss) in the Consolidated Balance Sheet are as follows:

	2013	2012
Cross-currency swap contracts	$(12,622)	$21,359
Foreign denominated debt	4,743	22,039

Quarterly Information (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

2013	1st	2nd	3rd	4th	Total
Net sales	$3,214,935	$3,065,495	$3,307,041	$3,428,233	$13,015,704
Gross profit	737,488	643,523	737,852	810,166	2,929,029
Net income attributable to common shareholders	239,741	180,962	256,560	271,164	948,427
Diluted earnings per share	1.57	1.19	1.68	1.78	6.26

2012	1st	2nd	3rd	4th	Total
Net sales	$3,233,881	$3,106,832	$3,393,563	$3,411,666	$13,145,942
Gross profit	819,439	725,510	803,248	839,408	3,187,605
Net income attributable to common shareholders	297,018	240,766	312,074	301,965	1,151,823
Diluted earnings per share	1.91	1.56	2.01	1.96	7.45

Stock Prices and Dividends (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2013
Stock Prices and Dividends [Abstract]
Stock Prices and Dividends Table Disclosure

(In dollars)		1st	2nd	3rd	4th	Total
2013	High	$87.71	$87.04	$98.15	$101.88	$101.88
	Low	70.42	75.80	86.51	84.50	70.42
	Dividends	0.41	0.41	0.43	0.45	1.70

2012	High	$92.01	$85.84	$91.47	$89.45	$92.01
	Low	60.36	59.26	76.92	71.90	59.26
	Dividends	0.37	0.37	0.39	0.41	1.54

2011	High	$72.12	$87.36	$95.00	$99.40	$99.40
	Low	54.26	67.52	82.80	83.65	54.26
	Dividends	0.27	0.29	0.32	0.37	1.25

Business Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Segment Reporting Information [Line Items]
Net sales	$ 3,428,233		$ 3,307,041	$ 3,065,495	$ 3,214,935	$ 3,411,666		$ 3,393,563	$ 3,106,832	$ 3,233,881	$ 13,015,704		$ 13,145,942		$ 12,345,870
Segment Operating Income											1,791,485		2,002,542		1,823,026
Corporate administration											185,767		193,367		163,868
Income before interest expense and other											1,605,718		1,809,175		1,659,158
Interest expense											91,552		92,790		99,704
Other expense											203,165		139,687		145,733
Income before income taxes											1,311,001		1,576,698		1,413,721
Assets	12,540,898					11,170,282					12,540,898		11,170,282		10,886,805
Property Additions											340,335	[1]	247,746	[1]	212,670	[1]
Depreciation											213,722		210,508		229,238
Net Sales											13,015,704	[2]	13,145,942	[2]	12,345,870	[2]
Long-Lived Assets											1,808,240		1,719,968		1,797,179
North America
Segment Reporting Information [Line Items]
Net Sales											7,844,552	[2]	7,830,517	[2]	7,151,390	[2]
Long-Lived Assets											871,958		867,159		864,287
International
Segment Reporting Information [Line Items]
Net Sales											5,171,152	[2]	5,315,425	[2]	5,194,480	[2]
Long-Lived Assets											936,282		852,809		932,892
Industrial
Segment Reporting Information [Line Items]
Assets	8,779,858					7,991,498					8,779,858		7,991,498		8,413,552
Property Additions											306,060	[1]	211,778	[1]	147,929	[1]
Depreciation											177,296		171,131		186,057
Industrial | North America
Segment Reporting Information [Line Items]
Net sales											5,050,604		5,041,106		4,516,510
Segment Operating Income											845,225		895,010		745,544
Industrial | International
Segment Reporting Information [Line Items]
Net sales											4,867,758		5,034,249		4,917,007
Segment Operating Income											583,747		733,123		754,222
Aerospace
Segment Reporting Information [Line Items]
Net sales											2,267,715		2,102,747		1,921,984
Segment Operating Income											280,286		290,135		247,126
Assets	1,139,967					1,033,449					1,139,967		1,033,449		995,026
Property Additions											20,838	[1]	19,651	[1]	18,012	[1]
Depreciation											19,498		19,395		20,035
Climate and Industrial Controls
Segment Reporting Information [Line Items]
Net sales											829,627		967,840		990,369
Segment Operating Income											82,227		84,274		76,134
Assets	608,169					704,596					608,169		704,596		724,966
Property Additions											6,332	[1]	8,094	[1]	8,234	[1]
Depreciation											9,718		11,722		12,895
Corporate
Segment Reporting Information [Line Items]
Assets	2,012,904	[3]				1,440,739	[3]				2,012,904	[3]	1,440,739	[3]	753,261	[3]
Property Additions											7,105	[1]	8,223	[1]	38,495	[1]
Depreciation											$ 7,210		$ 8,260		$ 10,251

[1]	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2013 - $74,439; 2012 - $28,929; 2011 - $5,376)
[2]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.
[3]	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

Business Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting [Abstract]
Net plant and equipment at the date of acquisition of acquired companies	$ 74,439	$ 28,929	$ 5,376

Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Significant Accounting Policies [Line Items]
Sales level from major customers	3.00%
Non-current deferred income taxes	$ 319,586	$ 571,039
Building
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	40 years
Land Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	15 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	7 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	10 years
Vehicles and Office Equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	3 years
Vehicles and Office Equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	8 years
Industrial
Significant Accounting Policies [Line Items]
Number of countries that the Industrial International operations provide Parker products and services to	46

Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, trade	$ 1,855,644	$ 1,792,961
Allowance for doubtful accounts	(14,824)	(10,518)
Non-trade accounts receivable	110,394	84,872
Notes receivable	111,531	124,969
Total	$ 2,062,745	$ 1,992,284

Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013 acquisition	Jun. 30, 2012 acquisition	Jun. 30, 2011 acquisition
Significant Acquisitions and Disposals [Line Items]
Number of Businesses Acquired									8	4	3
Aggregate annual sales for businesses acquired, for their most recent fiscal year prior to acquisition									$ 484,000,000	$ 141,000,000	$ 65,000,000
Total purchase price for all businesses acquired in cash	621,000,000				156,000,000				621,000,000	156,000,000	61,000,000
Assumed debt for all businesses acquired	114,000,000								114,000,000
Business Acquisition, Minority Interests Acquired										2
Proceeds from (Payments to) Noncontrolling Interests										147,000,000
Net sales	3,428,233,000	3,307,041,000	3,065,495,000	3,214,935,000	3,411,666,000	3,393,563,000	3,106,832,000	3,233,881,000	13,015,704,000	13,145,942,000	12,345,870,000
Business Divestitures [Member]
Significant Acquisitions and Disposals [Line Items]
Net sales									158,000,000
Gain on Divestiture									$ 18,000,000

Initial Purchase Price Allocation and Subsequent Purchase Price Adjustments for Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 acquisition	Jun. 30, 2013	Jun. 30, 2011
Business Acquisition [Line Items]
Business Acquisition, Minority Interests Acquired	2
Assets acquired:
Accounts receivable	$ 24,833	$ 91,668	$ 9,332
Inventories	29,102	93,915	7,908
Prepaid expenses	1,541	4,672	69
Deferred income taxes	5,679	(1,713)	468
Plant and equipment	28,929	74,439	5,376
Intangible and other assets	59,576	280,001	35,094
Goodwill	68,144	317,879	8,715
Business Acquisition, Purchase Price Allocation, Assets Acquired, Total	217,804	860,861	66,962
Liabilities assumed:
Accounts payable, trade	7,189	46,596	2,440
Notes payable	1,887	11,920
Accrued payrolls and other compensation	3,672	12,099	765
Accrued domestic and foreign taxes	2,882	7,073	215
Other accrued liabilities	5,984	16,805	1,500
Long-term debt	4,365	102,122
Pensions and other postretirement benefits	11,396	2,125
Deferred income taxes	24,062	39,214	1,815
Other liabilities	111	689
Noncontrolling Interest, Increase from Business Combination	0	1,074	0
Business Acquisition, Purchase Price Allocation, Liabilities Assumed, Total	61,548	239,717	6,735
Net assets acquired	$ 156,256	$ 621,144	$ 60,227

Business Realignment Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Restructuring Cost and Reserve [Line Items]
Severance payments	$ 10,000,000
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	8,354,000	12,669,000	15,276,000
Selling, General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	3,880,000	1,020,000	1,175,000
Other expense (income), net
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1,918,000	632,000
Other Expense [Member]
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1,918,000
Number of employees used for severance costs	98
Industrial
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	11,315,000	13,066,000	15,427,000
Number of employees used for severance costs	644	496	466
Aerospace
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment		0	1,024,000
Number of employees used for severance costs		0	49
Climate and Industrial Controls
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 919,000	$ 1,255,000	$ 0
Number of employees used for severance costs	81	25	0

Income Before Income Taxes Derived from Sources (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
United States	$ 653,622	$ 810,150	$ 681,910
Foreign	657,379	766,548	731,811
Income before income taxes	$ 1,311,001	$ 1,576,698	$ 1,413,721

Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Current	$ 167,350	$ 255,991	$ 121,292
Deferred	26,523	(48,252)	34,136
Current	176,739	191,167	193,064
Deferred	(28,472)	(29)	(24,229)
Current	19,496	30,500	21,500
Deferred	581	(8,171)	10,808
Income taxes (Note 4)	$ 362,217	$ 421,206	$ 356,571

Reconciliation of Effective Income Tax Rate to the Statutory Federal Rate (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Statutory Federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	1.00%	0.90%	1.80%
Foreign tax rate difference	(5.80%)	(5.80%)	(8.70%)
Cash surrender of life insurance	(0.70%)	0.10%	(0.90%)
Federal manufacturing deduction	(1.00%)	(1.60%)	(0.90%)
Research tax credit	(1.10%)	(0.40%)	(1.10%)
Other	0.20%	(1.50%)	0.00%
Effective income tax rate	27.60%	26.70%	25.20%

Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Retirement benefits	$ 535,260	$ 751,676
Other liabilities and reserves	113,257	134,358
Long-term contracts	26,714	27,726
Stock-based incentive compensation	59,274	70,129
Loss carryforwards	286,180	175,571
Unrealized currency exchange gains and losses	14,639	9,057
Inventory	15,570	18,535
Foreign tax credit carryforward	25,195	19,079
Depreciation and amortization	(527,860)	(480,791)
Valuation allowance	(273,413)	(176,079)
Net deferred tax asset	274,816	549,261
Change in net deferred tax asset:
Provision for deferred tax	1,368	56,452	(20,715)
Items of other comprehensive (loss) income	(194,746)	319,352
Acquisitions and other	(81,067)	(16,160)
Total change in net deferred tax	$ (274,445)	$ 359,644

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Taxes [Line Items]
Deferred tax assets resulting from loss carryforwards	$ 286,180	$ 175,571
Loss carryforwards	1,012,448
Valuation allowance related to the loss carryforwards	256,124
non operating entity, valuation allowance	244,484
Operating loss carryforward minimum period before expiration	3 years
Operating loss carryforward maximum period before expiration	20 years
Accumulated undistributed earnings of foreign operations reinvested in operations	2,700,000
Amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	60,876	61,601	78,754
Accrued interest related to the gross unrecognized tax benefits excluded from the unrecognized tax benefits	$ 5,184	$ 3,676	$ 11,331

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Beginning Balance	$ 109,735	$ 81,156	$ 82,089
Additions for tax positions related to current year	10,285	66,500	8,398
Additions for tax positions of prior years	10,719	11,047	10,015
Reductions for tax positions of prior years	(20,683)	(23,456)	(15,060)
Reductions for settlements	(4,266)	(23,434)	(7,133)
Reductions for expiration of statute of limitations	437	1,636	0
Effect of foreign currency translation	2,087	(442)	2,847
Ending Balance	$ 107,440	$ 109,735	$ 81,156

Computation of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Numerator:
Net income attributable to common shareholders									$ 948,427	$ 1,151,823	$ 1,049,130
Denominator:
Basic - weighted-average common shares									149,218,257	151,222,033	161,125,869
Increase in weighted-average common shares from dilutive effect of stock-based awards									2,369,774	3,442,477	3,672,352
Diluted - weighted-average common shares, assuming exercise of stock-based awards									151,588,031	154,664,510	164,798,221
Basic earnings per share									$ 6.36	$ 7.62	$ 6.51
Diluted earnings per share	$ 1.78	$ 1.68	$ 1.19	$ 1.57	$ 1.96	$ 2.01	$ 1.56	$ 1.91	$ 6.26	$ 7.45	$ 6.37

Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share [Abstract]
Number of common shares subject to stock-based awards that were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive	1.3	0.7	1.6

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Inventory Disclosure [Abstract]
Percentage of LIFO (last in first out) inventory to total inventory	29.00%	31.00%
Current cost of inventories exceeds their valuation determined on the LIFO basis, amount	$ 207,277	$ 212,033
Progress payments netted against inventories	$ 42,446	$ 36,087

Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Goodwill [Line Items]
Beginning Balance	$ 2,925,856	$ 3,009,116
Acquisitions	316,857	65,287
Goodwill, Written off Related to Sale of Business Unit	(20,105)
Foreign currency translation	907	(148,547)
Ending Balance	3,223,515	2,925,856
Industrial
Goodwill [Line Items]
Beginning Balance	2,518,121	2,595,989
Acquisitions	316,857	65,480
Goodwill, Written off Related to Sale of Business Unit	(61)
Foreign currency translation	(1,588)	(143,348)
Ending Balance	2,833,329	2,518,121
Aerospace
Goodwill [Line Items]
Beginning Balance	98,674	98,914
Acquisitions	0	(193)
Goodwill, Written off Related to Sale of Business Unit	0
Foreign currency translation	(334)	(47)
Ending Balance	98,340	98,674
Climate and Industrial Controls
Goodwill [Line Items]
Beginning Balance	309,061	314,213
Acquisitions		0
Goodwill, Written off Related to Sale of Business Unit	(20,044)
Foreign currency translation	2,829	(5,152)
Ending Balance	$ 291,846	$ 309,061

Gross Carrying Value and Accumulated Amortization for Each Major Category of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,996,022	$ 1,686,873
Accumulated Amortization	705,523	591,655
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	141,160	118,034
Accumulated Amortization	75,175	66,303
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	386,619	321,019
Accumulated Amortization	148,319	129,081
Customer lists and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,468,243	1,247,820
Accumulated Amortization	$ 482,029	$ 396,271

Acquired Intangible Assets with an Initial Purchase Price Allocation and Weighted-Average Life (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 291,357
Weighted- Average Life	14 years
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	21,616
Weighted- Average Life	16 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	65,280
Weighted- Average Life	17 years
Customer lists and other
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 204,461
Weighted- Average Life	13 years

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible amortization expense	$ 118,516	$ 107,086	$ 107,701
Estimated amortization expense, year ending June 30, 2013	117,556
Estimated amortization expense, year ending June 30, 2014	113,034
Estimated amortization expense, year ending June 30, 2015	110,292
Estimated amortization expense, year ending June 30, 2016	105,602
Estimated amortization expense, year ending June 30, 2017	$ 101,876

Financing Arrangements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Commercial Paper	$ 1,331,445
Commercial Paper
Debt Instrument [Line Items]
Amount of short-term commercial paper notes authorized to sell	1,850,000
Domestic Line of Credit
Debt Instrument [Line Items]
Line of credit	2,000,000
Line of Credit Facility, Remaining Borrowing Capacity	668,555
Foreign Line of Credit
Debt Instrument [Line Items]
Line of credit	$ 83,556
Weighted-average interest rate of notes payable	0.30%	0.20%
Maximum
Debt Instrument [Line Items]
Ratio of Secured Debt to Net Tangible Assets	10.00%

Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Debt Instrument [Line Items]
Long-term debt	$ 1,498,025	$ 1,728,983
Total long-term debt	1,498,341	1,729,535
Less long-term debt payable within one year	2,381	225,589
Long-term debt, net	1,495,960	1,503,946
Other long-term debt, including capitalized leases
Debt Instrument [Line Items]
Long-term debt	556	552
Domestic | Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038
Debt Instrument [Line Items]
Long-term debt	1,175,000	1,175,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	3.50%	3.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	6.55%	6.55%
Domestic | Fixed rate senior notes 4.88%, due 2013
Debt Instrument [Line Items]
Long-term debt	0	225,000
Foreign | Fixed rate senior notes 4.88%, due 2013
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.88%	4.88%
Foreign | Bank loans, including revolving credit 1% to 7.2%, due 2011-2017
Debt Instrument [Line Items]
Long-term debt	2,045	589
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.00%	1.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	11.75%	7.20%
Foreign | Euro Bonds 4.125%, due 2016
Debt Instrument [Line Items]
Long-term debt	260,200	253,220
Debt Instrument, Interest Rate, Stated Percentage	4.13%	4.13%
Foreign | Japanese Yen credit facility Libor plus 55 bps, due 2017
Debt Instrument [Line Items]
Long-term debt	$ 60,540	$ 75,174
Debt Instrument, Basis Spread on Variable Rate	0.55%	0.55%

Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Debt Instrument [Line Items]
Principal amounts of Long-term debt payable in the year ending June 30, 2012	$ 2,381
Principal amounts of Long-term debt payable in the year ending June 30, 2013	215
Principal amounts of Long-term debt payable in the year ending June 30, 2014	260,205
Principal amounts of Long-term debt payable in the year ending June 30, 2015	60,540
Principal amounts of Long-term debt payable in the year ending June 30, 2016	450,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2012	86,145
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2013	58,816
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2014	37,339
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2015	23,067
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2016	14,709
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, after 2016	60,990
Rental expense	$ 133,478	$ 124,546	$ 118,496

Net Periodic Pension Cost Recognized (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 107,519	$ 84,663	$ 87,676
Interest cost	174,152	185,550	176,081
Expected return on plan assets	(211,694)	(201,845)	(200,303)
Amortization of prior service cost	14,472	14,016	12,636
Amortization of unrecognized actuarial loss	200,849	105,788	109,436
Amortization of initial net (asset)	22	(60)	(63)
Net periodic benefit cost	$ 285,320	$ 188,112	$ 185,463

Summary of Defined Benefit Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 3,096,616	$ 2,700,050
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	(1,372,437)	(1,909,755)
Pension Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	4,506,521	3,569,560
Service cost	107,519	84,663	87,676
Interest cost	174,152	185,550	176,081
Actuarial (gain) loss	(241,674)	847,628
Benefits paid	(157,838)	(152,417)
Plan amendments	11,236	3,475
Acquisitions	1,283	40,324
Foreign currency translation and other	(18,636)	(72,262)
Benefit obligation at end of year	4,382,563	4,506,521	3,569,560
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2,700,050	2,798,417
Actual gain on plan assets	278,862	4,515
Employer contributions	291,018	68,799
Benefits paid	(157,838)	(152,417)
Acquisitions	285	28,928
Foreign currency translation and other	(15,761)	(48,192)
Fair value of plan assets at end of year	3,096,616	2,700,050	2,798,417
Funded status	(1,285,947)	(1,806,471)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(20,643)	(11,448)
Pensions and other postretirement benefits	(1,265,304)	(1,795,023)
Net amount recognized	(1,285,947)	(1,806,471)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	1,537,549	2,051,178
Prior service cost	54,630	57,756
Transition obligation	166	230
Net amount recognized	$ 1,592,345	$ 2,109,164

Retirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets	$ 4,381,914,000	$ 4,499,085,000
Fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets	3,095,942,000	2,691,772,000
Recorded expense (income) relating to deferred compensation	19,182,000	4,499,000	28,720,000
Defined Benefit Plan, Asset Categories, Other [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average target asset allocation, Equity securities	12.00%
Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-average target asset allocation, Equity securities	54.00%
Common/Collective trusts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30-day
Limited Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30-day
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	157,221,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	11,348,000
Estimated amount of transition asset that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	20,000
Accumulated benefit obligation for all defined benefit plans	3,944,921,000	4,025,095,000
Projected benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	4,351,955,000	4,491,415,000
Accumulated benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	3,920,218,000	4,012,352,000
Fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets	3,070,157,000	2,684,948,000
Plans' assets included Company stock with market values	126,834,000	102,212,000
Expected cash contributions to defined benefit pension plans in 2012	144,000,000
Estimated future benefit payments in the year ending June 30, 2012	178,948,000
Estimated future benefit payments in the year ending June 30, 2013	211,013,000
Estimated future benefit payments in the year ending June 30, 2014	201,031,000
Estimated future benefit payments in the year ending June 30, 2015	212,975,000
Estimated future benefit payments in the year ending June 30, 2016	217,266,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	1,314,513,000
Recognized expense related to the retirement income account	22,046,000	19,372,000	16,844,000
Maximum percentage of employer 401K matching contribution	4.00%
Number of shares employees have elected to invest within the Company Stock Fund of the Parker Retirement Savings Plan	2,739,619
Domestic Defined Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of assets held in the U.S. defined benefit plans to total defined benefit plan assets	74.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	1,239,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	(123,000)
Estimated future benefit payments in the year ending June 30, 2012	6,098,000
Estimated future benefit payments in the year ending June 30, 2013	6,076,000
Estimated future benefit payments in the year ending June 30, 2014	6,060,000
Estimated future benefit payments in the year ending June 30, 2015	6,146,000
Estimated future benefit payments in the year ending June 30, 2016	6,108,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	$ 26,131,000
Discount rate assumption used to measure the benefit obligation	4.10%	3.62%

Assumptions Used to Measure Net Periodic Benefit Cost (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	3.91%	5.45%	5.30%
Average increase in compensation	5.21%	5.21%	5.21%
Expected return on plan assets	8.00%	8.00%	8.50%
Minimum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.75%	2.00%	1.75%
Average increase in compensation	2.00%	2.00%	2.00%
Expected return on plan assets	1.00%	1.00%	1.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	4.70%	5.87%	6.00%
Average increase in compensation	6.00%	5.00%	4.50%
Expected return on plan assets	6.40%	7.50%	8.00%

Assumptions Used to Measure Benefit Obligations (Detail)	Jun. 30, 2013	Jun. 30, 2012
U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.52%	3.91%
Average increase in compensation	5.13%	5.21%
Minimum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	1.75%
Average increase in compensation	2.00%	2.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.59%	4.70%
Average increase in compensation	6.00%	6.00%

Weighted-Average Allocation of the Majority of the Assets Related to Defined Benefit Plans (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	57.00%	54.00%
Defined Benefit Plan, Target Plan Asset Allocations	54.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	30.00%	34.00%
Defined Benefit Plan, Target Plan Asset Allocations	34.00%
Defined Benefit Plan, Asset Categories, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	13.00%	12.00%
Defined Benefit Plan, Target Plan Asset Allocations	12.00%

Fair Values of Pension Plan Assets by Asset Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 3,096,616	$ 2,700,050
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	65,170	92,718
Equity Securities [Member] | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	366,692	336,676
Equity Securities [Member] | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	223,764	245,460
Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	191,266	188,859
Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	108,212	120,103
Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	334,370	337,374
Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	57,109	222,147
Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	826,654	661,622
Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	587,023	392,398
Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	302,913	126,837
Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	33,443	(24,144)
Quoted Prices In Active Markets (Level 1)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,166,016	1,353,192
Quoted Prices In Active Markets (Level 1) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	64,208	92,718
Quoted Prices In Active Markets (Level 1) | Equity Securities [Member] | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	366,692	336,676
Quoted Prices In Active Markets (Level 1) | Equity Securities [Member] | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	223,764	245,460
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	80,959	58,038
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	57,278	64,681
Quoted Prices In Active Markets (Level 1) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	333,695	336,747
Quoted Prices In Active Markets (Level 1) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	32,926	218,208
Quoted Prices In Active Markets (Level 1) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	2,743
Quoted Prices In Active Markets (Level 1) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	2,979
Quoted Prices In Active Markets (Level 1) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Quoted Prices In Active Markets (Level 1) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	772	664
Significant Other Observable Inputs (Level 2)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,930,600	1,346,858
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	962	0
Significant Other Observable Inputs (Level 2) | Equity Securities [Member]
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Equity Securities [Member] | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Equity Securities [Member] | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	110,307	130,821
Significant Other Observable Inputs (Level 2) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	50,934	55,422
Significant Other Observable Inputs (Level 2) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	675	627
Significant Other Observable Inputs (Level 2) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	24,183	3,939
Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	823,911	661,622
Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	584,044	392,398
Significant Other Observable Inputs (Level 2) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	302,913	126,837
Significant Other Observable Inputs (Level 2) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 32,671	$ (24,808)

Employee Stock Ownership Plan (ESOP) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Shares held by ESOP	9,686,238	10,216,738	10,308,032
Company contributions to ESOP	$ 61,067	$ 58,067	$ 52,627

Summary of Other Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	$ (1,372,437)	$ (1,909,755)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	83,654	73,139
Service cost	825	728	675
Interest cost	2,826	3,482	3,579
Actuarial (gain) loss	(6,752)	11,447
Benefits paid	(5,009)	(5,142)
Benefit obligation at end of year	75,544	83,654	73,139
Amortization of unrecognized actuarial loss	1,279	480	524
Net periodic benefit cost	4,930	4,690	4,778
Funded status	(75,544)	(83,654)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(6,068)	(5,041)
Pensions and other postretirement benefits	(69,476)	(78,613)
Net amount recognized	(75,544)	(83,654)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	13,115	21,246
Prior service (credit)	(920)	(1,023)
Net amount recognized	$ 12,195	$ 20,223

Assumptions Used to Measure Net Periodic Benefit Cost for Postretirement Benefit Obligations (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	3.62%	5.00%	5.01%
Current medical cost trend rate	8.00%	8.00%	8.00%
Ultimate medical cost trend rate	5.00%	5.00%	5.00%
Medical cost trend rate decreases to ultimate in year	2019	2019	2018

Effect of a One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Effect on total of service and interest cost components, 1% increase	$ 158
Effect on total of service and interest cost components, 1% decrease	(135)
Effect on postretirement benefit obligation, 1% increase	2,437
Effect on postretirement benefit obligation, 1% decrease	$ (2,136)

Equity - Additional Information (Detail) In Millions, unless otherwise specified	Aug. 31, 2012	Apr. 29, 2013 Maximum
Equity, Class of Treasury Stock [Line Items]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		15
Stock Repurchase Program, Number of Shares Authorized to be Repurchased Each Fiscal Year	7.5
Stock Repurchase Program, Percentage of Shares Outstanding Authorized to be Repurchased Each Fiscal Year	5.00%

Equity - Balance of Accumulated Other Comprehensive (Loss) in Shareholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Equity [Abstract]
Foreign currency translation	$ (68,328)	$ (51,125)
Retirement benefit plans	(1,039,072)	(1,364,138)
Other	$ (433)	$ (637)

Equity - Number of Common Shares Repurchased at the Average Purchase Price (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Equity [Abstract]
Shares repurchased	3,006,005	6,395,866	8,008,926
Average price per share	$ 85.55	$ 71.2	$ 86.54

Stock Incentive Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	13,000,000
Income tax benefit	$ 47,659	$ 14,008	$ 42,546
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	14,580	15,010	17,820
Shares issued in lieu of directors' fees			2,400
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	33,018	26,585	36,617
Expense for nonvested stock-based awards has yet to be recognized	24,565
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	12 months
Total fair value of shares vested	29,777	37,885	45,635
Shares surrendered upon exercise of stock	1,947,148	321,266	2,447,908
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable minimum period after the date of grant (in years)	3 years
Stock-based compensation expense	17,852	12,393	12,243
Expense for nonvested stock-based awards has yet to be recognized	11,489
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	18 months
Total fair value of shares vested	12,488	8,642	20
Income tax benefit	976	1,673
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards, recognized tax benefit (cost)	17,395	426	277
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 34,127	$ 41,886	$ 24,378
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	792,428	243,266	157,491
Shares surrendered upon exercise of stock	311,110	76,427	126,462
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock under stock options	100.00%
Stock options and SARs exercisable minimum period after the date of grant (in years)	1 year
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable minimum period after the date of grant (in years)	3 years
Stock options and SARs expiration period (in years)	10
Omnibus Stock Incentive Plan 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	14,700,000

Fair Value of Stock Option and SAR Award Weighted-Average Assumptions (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	0.80%	0.90%	1.50%
Expected life of award (in years)	4 years 10 months 24 days	5 years 2 months 12 days	5 years 2 months 12 days
Expected dividend yield of stock	1.70%	1.60%	1.50%
Expected volatility of stock	39.00%	37.30%	35.90%
Weighted-average fair value	$ 24.76	$ 20.3	$ 18.7

Stock Option and SAR Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Number of Shares
Outstanding June 30, 2011 (in shares)	12,798,326
Granted (in shares)	1,920,863
Exercised (in shares)	(5,246,595)
Canceled (in shares)	(37,421)
Outstanding June 30, 2012 (in shares)	9,435,173
Exercisable June 30, 2012 (in shares)	6,501,971
Weighted-Average Exercise Price
Outstanding June 30, 2011	$ 54.74
Granted	$ 85.53
Exercised	$ 50.14
Canceled	$ 58.68
Outstanding June 30, 2012	$ 63.48
Exercisable June 30, 2012	$ 56.58
Weighted-Average Remaining Contractual Term
Outstanding June 30, 2012 (in years)	6 years 1 month 6 days
Exercisable June 30, 2012 (in years)	5 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding June 30, 2012	$ 302.2
Exercisable June 30, 2012	$ 252.4

Summary of the Status and Changes of Shares Subject to Stock Option and SAR Awards and the Related Average Price Per Share (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share based Compensation Arrangement by Share based Payment Award, Options, Nonvested [Roll Forward]
Nonvested June 30, 2011 (in shares)	2,774,590
Granted (in shares)	1,920,863
Vested (in shares)	(1,729,322)
Canceled (in shares)	(32,929)
Nonvested June 30, 2012 (in shares)	2,933,202	2,774,590
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 18.06
Granted	$ 24.76	$ 20.3	$ 18.7
Vested	$ 17.22
Canceled	$ 20.92
Nonvested June 30, 2012	$ 22.91	$ 18.06

Information Related to Stock Options and SAR Awards Exercised (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Net cash proceeds	$ 32,204	$ 10,599	$ 25,862
Intrinsic value	208,426	57,567	163,752
Income tax benefit	$ 47,659	$ 14,008	$ 42,546

Summary of the Status and Changes of Shares Subject to RSU Awards and the Related Average Price Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Weighted-Average Grant Date Fair Value
Income tax benefit	$ 47,659	$ 14,008	$ 42,546
Restricted Stock Units (RSUs)
Schedule of Share based Compensation Arrangements by Share based Payment Award, Equity Instruments, Other Than Options, Restricted Stock Units [Line Items]
Stock-based compensation expense	17,852	12,393	12,243
Total fair value of shares vested	12,488	8,642	20
Number of Shares
Nonvested June 30, 2011 (in shares)	450,941
Granted (in shares)	220,232
Vested (in shares)	(193,143)
Canceled (in shares)	(11,789)
Nonvested June 30, 2012 (in shares)	466,241	450,941
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 65.69
Granted	$ 81.9
Vested	$ 64.66
Canceled	$ 74.5
Nonvested June 30, 2012	$ 73.55	$ 65.69
Income tax benefit	$ 976	$ 1,673

Restricted Shares for Long Term Incentive Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment, performance period of plan	3 years
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
restriction on transferability	3 years
LTIP 3-year plan	2010-11-12	2009-10-11	2008-09-10
Number of shares issued	792,428	243,266	157,491
Average share value on date of issuance	$ 83.64	$ 69.1	$ 62.35
Total value	$ 66,278	$ 16,810	$ 9,820

Summary of the Status and Changes of Shares Relating to LTIP and the Related Average Price Per Share (Detail) (Long Term Incentive Plans, USD $)	12 Months Ended
Jun. 30, 2013
Long Term Incentive Plans
Number of Shares
Nonvested June 30, 2011 (in shares)	1,159,842
Granted (in shares)	307,506
Vested (in shares)	(460,884)
Canceled (in shares)	(5,071)
Nonvested June 30, 2012 (in shares)	1,001,393
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 68.51
Granted	$ 92.64
Vested	$ 51.67
Canceled	$ 83.87
Nonvested June 30, 2012	$ 83.59

Shareholders' Protection Rights Agreement - Additional Information (Detail)	Jun. 30, 2013
Stockholders Equity Note [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	13,000,000
Business Acquisition, Percentage of Voting Interests Acquired	15.00%
Shareholders' Protection Rights Agreement
Stockholders Equity Note [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	149,288,524
Holders of Shareholders' Rights would be entitled to purchase one common share, exercise price	160

Research and Development - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Research and Development [Abstract]
Research and development costs	$ 406,613	$ 365,703	$ 359,456
Costs incurred in connection with research and development contracts	$ 58,916	$ 43,658	$ 61,327

Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of long-term debt, excluding leases	$ 1,498,025	$ 1,728,983
Fair value of long-term debt, excluding leases	$ 1,654,886	$ 2,005,887

Summary of the Location and Fair Value of Derivative Financial Instruments Reported in the Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Cross-Currency Swap Contracts | Other liabilities
Derivatives, Fair Value [Line Items]
Net investment hedges	$ 22,438	$ 2,008
Costless Collar Contracts | Accounts receivable
Derivatives, Fair Value [Line Items]
Cash flows hedges	1,422	2,466
Costless Collar Contracts | Other accrued liabilities
Derivatives, Fair Value [Line Items]
Cash flows hedges	953	552
Foreign Exchange Contract | Accounts receivable
Derivatives, Fair Value [Line Items]
Cash flows hedges	$ 41	$ 1,887

Gains (Losses) on Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Nondesignated | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	$ (1,821)	$ (4,156)	$ 19,048
Nondesignated | Costless Collar Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	502	5,111	(6,624)
Derivatives Designated as Hedging Instruments | Cross Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative And Non Derivative Instruments Gain Loss Recognized In Accumulated Other Comprehensive Income Loss	(12,622)	21,359
Non Derivative Financial Instruments | Foreign Denominated Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative And Non Derivative Instruments Gain Loss Recognized In Accumulated Other Comprehensive Income Loss	$ 4,743	$ 22,039

Contingencies - Additional Information (Detail) (USD $)	Jun. 30, 2013
Loss Contingencies [Line Items]
Reserve for environmental matters	$ 12,475,000
Environmental Issue
Loss Contingencies [Line Items]
Estimated total liability for environmental sites range, minimum	12,500,000
Estimated total liability for environmental sites range, maximum	80,100,000
Estimated total liability for environmental sites range, largest	$ 15,100,000

Quarterly Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,428,233	$ 3,307,041	$ 3,065,495	$ 3,214,935	$ 3,411,666	$ 3,393,563	$ 3,106,832	$ 3,233,881	$ 13,015,704	$ 13,145,942	$ 12,345,870
Gross Profit	810,166	737,852	643,523	737,488	839,408	803,248	725,510	819,439	2,929,029	3,187,605	2,958,413
Net Income Attributable to Common Shareholders	$ 271,164	$ 256,560	$ 180,962	$ 239,741	$ 301,965	$ 312,074	$ 240,766	$ 297,018	$ 948,427	$ 1,151,823	$ 1,049,130
Diluted earnings per share	$ 1.78	$ 1.68	$ 1.19	$ 1.57	$ 1.96	$ 2.01	$ 1.56	$ 1.91	$ 6.26	$ 7.45	$ 6.37

Stock Prices and Dividends (Detail) (USD $)	3 Months Ended												12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Stock Prices and Dividends [Abstract]
High	$ 101.88	$ 98.15	$ 87.04	$ 87.71	$ 89.45	$ 91.47	$ 85.84	$ 92.01	$ 99.4	$ 95	$ 87.36	$ 72.12	$ 101.88	$ 92.01	$ 99.4
Low	$ 84.5	$ 86.51	$ 75.8	$ 70.42	$ 71.9	$ 76.92	$ 59.26	$ 60.36	$ 83.65	$ 82.8	$ 67.52	$ 54.26	$ 70.42	$ 59.26	$ 54.26
Dividends	$ 0.45	$ 0.43	$ 0.41	$ 0.41	$ 0.41	$ 0.39	$ 0.37	$ 0.37	$ 0.37	$ 0.32	$ 0.29	$ 0.27	$ 1.7	$ 1.54	$ 1.25